As filed with the Securities and Exchange Commission on April 28, 2008

Registration No. 33-49998

811-7042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage® Variable Annuity

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 30 ☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32 ☐

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE, Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (319) 355-8330

Name and Address of Agent for Service:	Copy to:

Darin D. Smith, Esquire	Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.	Sutherland Asbill & Brennan, LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001	Washington, D.C. 20004-2415

Approximate date of proposed sale to the public:

As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

By

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Prospectus - May 1, 2008

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently provides a means of investing in various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Occidental Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying fund portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 525-6205 or write us at: Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity VP

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Developing Leaders Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Quality Bond Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Value Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value — On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•

gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value — The account value increased or decreased by any excess interest adjustment.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment — An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Cash Value — The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year — A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your) — The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Separate Account Value — The portion of the contract value that is invested in the separate account.

Subaccount — A subdivision within the variable account, the assets of which are invested in specified underlying fund portfolios.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

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Variable Account — Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit — An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

Written Notice — Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Occidental Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one or more of the following investment choices described in the underlying fund prospectuses:

Transamerica Equity VP – Initial Class

Appreciation Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Quality Bond Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc. – Service Class

Core Value Portfolio – Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-Account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

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You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the optional Initial Payment Guarantee rider, then there is a daily rider fee (during the income phase) equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, then there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

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6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified contracts may be restricted or prohibited by law or regulation or the terms of the plan.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit. Required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following optional guaranteed minimum death benefits:

•	Double Enhanced;

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

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10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADBII”. There is an extra charge for these riders.

•

You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•

You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be required by state law. The contract will then be deemed void. If state law requires, we will refund your original premium payment(s).

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No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix B for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

Section 1035 Exchanges. Before exchanging one annuity contract for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the contract described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this contract, other fees and charges may be higher (or lower) under this contract, and the benefits under this contract may be different. You should not exchange another annuity contract for this contract unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract. If you decide to purchase this contract through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations because any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Occidental Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Contract
Variable Account Annual Expenses (as a percentage of average separate account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(4)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(5)	0.80%
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.40%
Premium Accelerator(8)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(9)	2.50%
Annual Optional Rider Fees(10):
Additional Death Benefit Rider(11)	0.25%
Additional Death Benefit Rider II(12)	0.55%

The next items shows the lowest and highest total operating expenses charged by underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying fund portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	1.44%

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest expenses of any of the portfolios for the year ended

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December 31, 2007, and the base contract with the Doubled Enhanced Death Benefit, Liquidity Rider, and Additional Death Benefit Rider II.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1159	$1930	$2737	$4462
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract.	$459	$1382	$2274	$4462

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	The fee table applies only to the accumulation phase. During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the purchase payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. There is no fee for the first 18 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(5)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk and administrative fees.

(6)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(7)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk and administrative fees. The fee is only charged in the first four contract years.

(8)	The Premium Accelerator fee (0.20%) is only deducted in the first nine contract years.

(9)	This reflects the base separate account expenses plus the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(10)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(11)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(12)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(13)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Occidental Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you—owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Occidental Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Maximum Total Purchase Payments

Cumulative purchase payments above $1,000,000 for issue ages 0 to 80 require prior approval by Transamerica. For issue ages over 80, cumulative purchase payments above $500,000 require prior approval by Transamerica.

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Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The following variable subaccounts are available under the contract. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Managed by Transamerica Investment Management, LLC

Transamerica Equity VP(2)

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Developing Leaders Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Quality Bond Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

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DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Value Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Formerly known as Transamerica Equity.

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the underlying fund portfolio’s investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your

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allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate,

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because transfers are deemed to come from the oldest purchase payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which

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vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where

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an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its

19

designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please

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see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 – $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from taxable earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows

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the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;

•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of purchase payment; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%,

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depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made on the same valuation daywill be treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee rider at the time of annuitization, there is a daily rider fee (during the income phase) currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following types of payments:

•	Rule 12b-1 Fees. Our affiliate Transamerica

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Capital, Inc. (“TCI”) is the principal underwriter for the policies and TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that we and our affiliates issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
TRANSAMERICA SERIES TRUST(2)	0.00%
DREYFUS VARIABLE INVESTMENT FUND	0.30%
DREYFUS STOCK INDEX FUND, INC.	0.25%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.	0.30%
DREYFUS INVESTMENT PORTFOLIOS	0.30%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $369,965.35 from TAM pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess

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interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders or transfers of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than30 days after we receive notice of the change require prior approval. The latest annuity date generally cannot be after the contract month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s).

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The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit.

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The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payments may be arranged by agreement with Transamerica. Some annuity payments may not be available in all states.

If your contract is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s)

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when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity date; and

•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency Cash®; and

•	annuitant dies before age 101 (or earlier, if a qualified contract);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or

•	cash value on the date we receive the required

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information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus purchase payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix B. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:

•	the total purchase payments; less

•

any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total purchase payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death

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benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract. If you have a qualified contract, minimum required distribution rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can

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establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the purchase payments or the account value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders-Qualified Contracts Generally

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider

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may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the purchase payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders-Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your purchase payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your purchase payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from purchase payments made prior to August 14, 1982.

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If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

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Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise

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diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where: (1) is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and (2) is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment (i.e., the guaranteed payment). Once the rider is added,

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the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee rider fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider

The optional Additional Death Benefit rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider is only available for issue ages through age 80.

Additional Death Benefit Rider Amount. The Additional Death Benefit Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The Additional Death Benefit Rider is equal to:

•	the Additional Death Benefit Rider factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the account value on the date of death; minus

•	account value on the rider date; minus

•	purchase payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Benefit rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the Additional Death Benefit rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Benefit Rider was added to your contract.

The Additional Death Benefit Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract,

37

and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the Additional Death Benefit Rider will be considered.

Please see the SAI for an example which illustrates the Additional Death Benefit Rider payable as well as the effect of a partial surrender on the Additional Death Benefit Rider.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and the Additional Death Benefit Rider Amount, the spouse will receive a one-time account value increase equal to the Additional Death Benefit Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Benefit Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the Additional Death Benefit Rider is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider may be re-elected, however, a new rider will be issued and the Additional Death Benefit rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit Rider may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider II rider is available only for issue ages through age 75.

Additional Death Benefit Rider II Amount. The Additional Death Benefit Rider II rider is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

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The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Additional Death Benefit Rider II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving the death benefit and additional benefit, the spouse will receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the additional death benefit is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit Rider II may vary for certain contracts and may not be available for all contracts.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in

39

adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in the SAI and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

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•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain contracts and may not be available for all contracts.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the contract date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	the contract must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers from certain source

41

options (discussed below) into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more variable accumulation units when prices are low and fewer variable accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started.

A minimum of $250 per transfer is required. Thus, for example, $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable source options listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once the minimum required purchase payment is received even if multiple sources are funding your contract. If additional payments are received while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program;

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed account source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive purchase payments after a Dollar Cost Averaging program is completed and the additional purchase payment meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•

we receive additional purchase payments after a Dollar Cost Averaging program is completed, and the additional purchase payment does not meet the minimum requirements to start a Dollar Cost Averaging program

THEN;

•	we will, absent new instructions to the contrary, allocate the additional purchase payment as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before completion;

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THEN:

•	we will absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. If state law requires, we will refund your original purchase payment(s). We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract (at our administrative and service office) within the applicable time period. The contract will then be deemed void.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned

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by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this variable account and can accept investments from any insurance company variable account or qualified retirement plan. Since the underlying fund portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to

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purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distributor of the Contracts

We have entered into a distribution agreement with TCI for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with TCI. We pay commissions to TCI for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms (additional amounts may be paid as overrides to wholesalers). These commissions are not deducted from purchase payments.

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or TCI may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or TCI may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

45

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the variable account is a party or to which the assets of the variable account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account, TCI, or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Benefit Rider – Additional Information

Additional Death Benefit Rider II – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A

Condensed Financial Information

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2007. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing	Transamerica Occidental Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.642755	$1.863447	0.000
Sub-Account inception May 1, 1998	2006	$1.548751	$1.642755	0.000
	2005	$1.362102	$1.548751	0.000
	2004	$1.205665	$1.362102	0.000
	2003	$1.000000	$1.205665	0.000
Appreciation Portfolio – Service Class	2007	$1.366806	$1.424649	0.000
Sub-Account inception January 22, 2001	2006	$1.205500	$1.366806	0.000
	2005	$1.186683	$1.205500	0.000
	2004	$1.160764	$1.186683	0.000
	2003	$1.000000	$1.160764	0.000
Developing Leaders Portfolio – Service Class	2007	$1.427691	$1.235564	0.000
Sub-Account inception January 22, 2001	2006	$1.413529	$1.427691	0.000
	2005	$1.372503	$1.413529	0.000
	2004	$1.266961	$1.372503	0.000
	2003	$1.000000	$1.266961	0.000
Growth and Income Portfolio – Service Class	2007	$1.399814	$1.477374	0.000
Sub-Account inception January 22, 2001	2006	$1.255088	$1.399814	0.000
	2005	$1.246372	$1.255088	0.000
	2004	$1.191613	$1.246372	0.000
	2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class	2007	$2.201016	$2.508614	0.000
Sub-Account inception January 22, 2001	2006	$1.833214	$2.201016	0.000
	2005	$1.641669	$1.833214	0.000
	2004	$1.354955	$1.641669	0.000
	2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class	2007	$2.085516	$2.114222	0.000
Sub-Account inception January 22, 2001	2006	$1.746545	$2.085516	0.000
	2005	$1.602717	$1.746545	0.000
	2004	$1.370969	$1.602717	0.000
	2003	$1.000000	$1.370969	0.000
Quality Bond Portfolio – Service Class	2007	$1.018191	$1.026025	0.000
Sub-Account inception January 22, 2001	2006	$1.004393	$1.018191	0.000
	2005	$1.006681	$1.004393	0.000
	2004	$1.001382	$1.006681	0.000
	2003	$1.000000	$1.001382	0.000
Money Market Portfolio – Initial Class	2007	$0.992672	$1.015488	0.000
Sub-Account inception January 4, 1993	2006	$0.972772	$0.992672	0.000
	2005	$0.971215	$0.972772	0.000
	2004	$0.987637	$0.971215	0.000
	2003	$1.000000	$0.987637	0.000

47

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.484296	$1.520159	0.000
Sub-Account inception January 22, 2001	2006	$1.320501	$1.484296	0.000
	2005	$1.295964	$1.320501	0.000
	2004	$1.203814	$1.295964	0.000
	2003	$1.000000	$1.203814	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.315139	$1.379038	0.000
Sub-Account inception January 22, 2001	2006	$1.237124	$1.315139	0.000
	2005	$1.226842	$1.237124	0.000
	2004	$1.187097	$1.226842	0.000
	2003	$1.000000	$1.187097	0.000
Core Value Portfolio – Service Class	2007	$1.620485	$1.624791	0.000
Sub-Account inception January 22, 2001	2006	$1.370792	$1.620485	0.000
	2005	$1.334826	$1.370792	0.000
	2004	$1.227797	$1.334826	0.000
	2003	$1.000000	$1.227797	0.000
MidCap Stock Portfolio – Service Class	2007	$1.557298	$1.540180	0.000
Sub-Account inception January 22, 2001	2006	$1.482349	$1.557298	0.000
	2005	$1.394676	$1.482349	0.000
	2004	$1.251541	$1.394676	0.000
	2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class	2007	$1.332880	$1.487945	0.000
Sub-Account inception January 22, 2001	2006	$1.313126	$1.332880	0.000
	2005	$1.300592	$1.313126	0.000
	2004	$1.330119	$1.300592	0.000
	2003	$1.000000	$1.330119	0.000

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.541267	$1.769136	69,299.643
Sub-Account inception May 1, 1998	2006	$1.436101	$1.541267	113,676.706
	2005	$1.248282	$1.436101	72,960.000
	2004	$1.091940	$1.248282	47,357.000
	2003	$0.842931	$1.091940	43,548.632
	2002	$1.000000	$0.842931	55,649.635
Appreciation Portfolio – Service Class	2007	$1.218288	$1.284966	2,407,320.669
Sub-Account inception January 22, 2001	2006	$1.061961	$1.218288	2,695,398.530
	2005	$1.033187	$1.061961	3,041,573.000
	2004	$0.998754	$1.033187	3,211,030.000
	2003	$0.837329	$0.998754	3,442,054.087
	2002	$1.000000	$0.837329	1,152,464.949
Developing Leaders Portfolio – Service Class	2007	$1.133591	$0.992750	446,760.263
Sub-Account inception January 22, 2001	2006	$1.109241	$1.133591	601,316.426
	2005	$1.064476	$1.109241	671,516.000
	2004	$0.971085	$1.064476	662,380.000
	2003	$0.748900	$0.971085	597,001.992
	2002	$1.000000	$0.748900	265,683.254
Growth and Income Portfolio – Service Class	2007	$1.185061	$1.265618	605,783.934
Sub-Account inception January 22, 2001	2006	$1.050136	$1.185061	451,803.920
	2005	$1.030669	$1.050136	566,172.000
	2004	$0.973826	$1.030669	576,194.000
	2003	$0.780676	$0.973826	666,792.985
	2002	$1.000000	$0.780676	480,758.647

48

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2007	$1.900731	$2.192161	193,194.949
Sub-Account inception January 22, 2001	2006	$1.564621	$1.900731	188,094.544
	2005	$1.384779	$1.564621	154,923.000
	2004	$1.129519	$1.384779	134,601.000
	2003	$0.802572	$1.129519	154,826.113
	2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class	2007	$1.698797	$1.742696	411,957.056
Sub-Account inception January 22, 2001	2006	$1.406073	$1.698797	386,132.186
	2005	$1.275222	$1.406073	403,033.000
	2004	$1.078034	$1.275222	392,995.000
	2003	$0.801301	$1.078034	432,606.442
	2002	$1.000000	$0.801301	197,462.003
Quality Bond Portfolio – Service Class	2007	$1.138430	$1.160859	3,669,557.399
Sub-Account inception January 22, 2001	2006	$1.109887	$1.138430	3,616,035.980
	2005	$1.099429	$1.109887	4,195,283.000
	2004	$1.080807	$1.099429	4,757,185.000
	2003	$1.044870	$1.080807	5,082,325.772
	2002	$1.000000	$1.044870	1,960,946.036
Money Market Portfolio – Initial Class	2007	$1.035356	$1.071773	3,512,649.911
Sub-Account inception January 4, 1993	2006	$1.0027640	$1.035356	758,300.759
	2005	$0.989478	$1.0027640	523,734.000
	2004	$0.994396	$0.989478	518,366.000
	2003	$1.000352	$0.994396	818,219.148
	2002	$1.000000	$1.000352	385,823.081
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.306942	$1.354472	2,426,889.780
Sub-Account inception January 22, 2001	2006	$1.149142	$1.306942	2,708,040.028
	2005	$1.114620	$1.149142	2,723,433.000
	2004	$1.023219	$1.114620	2,767,334.000
	2003	$0.809430	$1.023219	2,406,711.640
	2002	$1.000000	$0.809430	871,193.095
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.074032	$1.139638	153,322.816
Sub-Account inception January 22, 2001	2006	$0.998515	$1.074032	159,276.298
	2005	$0.978656	$0.998515	157,734.000
	2004	$0.935828	$0.978656	232,538.000
	2003	$0.753859	$0.935828	215,521.606
	2002	$1.000000	$0.753859	95,486.763
Core Value Portfolio – Service Class	2007	$1.378233	$1.398348	1,607,192.458
Sub-Account inception January 22, 2001	2006	$1.152258	$1.378233	1,792,437.255
	2005	$1.108933	$1.152258	2,073,521.000
	2004	$1.008051	$1.108933	2,195,500.000
	2003	$0.796894	$1.008051	2,193,220.004
	2002	$1.000000	$0.796894	983,770.185
MidCap Stock Portfolio – Service Class	2007	$1.344626	$1.345693	844,573.886
Sub-Account inception January 22, 2001	2006	$1.264968	$1.344626	873,328.659
	2005	$1.176271	$1.264968	992,114.000
	2004	$1.043162	$1.176271	1,028,138.000
	2003	$0.803700	$1.043162	912,997.391
	2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class	2007	$1.088089	$1.229139	134,693.791
Sub-Account inception January 22, 2001	2006	$1.059442	$1.088089	136,396.712
	2005	$1.037076	$1.059442	220,934.000
	2004	$1.048150	$1.037076	262,023.000
	2003	$0.704948	$1.048150	172,388.483
	2002	$1.000000	$0.704948	93,573.701

(1)	Formerly known as Transamerica Equity.

49

APPENDIX B

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment choice.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	No	Yes

Guaranteed Minimum Income Benefit	Yes	Yes

Additional Death Benefit Rider	Yes	Yes

Liquidity Rider	No	Yes

Premium Accelerator	No	Yes

50

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2008 by calling 1-800-525-6205, or by writing to Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Occidental Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2008

2

GLOSSARY OF TERMS

Account Value — On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	accumulated losses in the variable account; minus

•	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value — An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative and Service Office — Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001, (800) 525-6205.

Annuitant — The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment — An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary — The person who has the right to the death benefit as set forth in the contract.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Contract Year — A contract year begins on the policy date and on each contract anniversary thereof.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

3

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract — A contract other than a qualified contract.

Owner (You) — The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment — An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract — A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge — An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount — A subdivision within the variable account, the assets of which are invested in a specified underlying fund.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account — Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit — An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period — The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Written Notice — Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

4

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT — GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

5

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Transamerica may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove

6

existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the contract

C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000.00 * (.055 - .085) * (42/12)

= -5,250.00, but excess interest adjustment

cannot cause the adjusted account value to fall

below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000.00 * (.055 - .045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 – 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW – E); where
EPW	=	the excess partial surrender amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 – .065) * (42/12) = -553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge),

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 – (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 – (R – E + surrender charge)
= 54,181.21 – (20,000.00 – (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 – .045)* (42/12) = 553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

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Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity date (elections less than 30 days require prior approval). If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level fixed payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years, certain using the existing account value of the variable account, or (iii) a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the

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adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current account value before surrender	$50,000
Current death proceeds	$75,000
Current surrender charge percentage	6%
Requested surrender	$15,000
Surrender charge-free amount (assumes penalty free surrender is available)	$5,000
Excess partial surrender (amount subject to surrender charge)	$10,000
Excess interest adjustment (assumes interest rates have decreased since initial guarantee)	$100
Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)	$594
Reduction in account value due to excess partial surrender = 10,000 - 100 + 594	$10,494
Total Gross Partial Surrender = 5,000 + 10,494	$15,494
Adjusted partial surrender = 15,494 * (75,000/50,000)	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New account value (after surrender) = 50,000 - 15,494	$34,506

Summary:

Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in account value	= $	15,494

Note, guaranteed minimum death benefit is reduced more than the account value because the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current account value before surrender	$75,000
Current death proceeds	$75,000
Current surrender charge percentage	6%
Requested surrender	$15,000
Surrender charge-free amount (assumes penalty free surrender is available)	$7,500
Excess partial surrender (amount subject to surrender charge)	$7,500
Excess interest adjustment (assumes interest rates have increased since initial guarantee)	$-100
Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (-100)]	$456
Reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456	$8,056
Total Gross Partial Surrender = 7,500 + 8,056	$15,556
adjusted partial surrender = 15,556 * (75,000/75,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New account value (after surrender) = 75,000 - 15,556	$59,444

Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in account value	= $	15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount because the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

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Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discounted rate (such as the assumed investment rate or “AIR”.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary.

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Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments

AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

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Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a

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distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70  1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70  1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

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Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total purchase payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59  1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59  1/ 2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the

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payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59  1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

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Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

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Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =	(11.57 + 0 – 0)	- .000039442 = Z = 1.014872839
(11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where:

A =	The variable accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the variable accumulation unit value = $X * Y = $ Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b)

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multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where:

A =	variable annuity unit value for the immediately preceding valuation period.

Assume = $ X

B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the variable annuity unit value is:

$X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted account value as of the annuity date.

Assume = $ X

B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

Assume = $ Y

Then, the first monthly variable annuity payment =	$X * $Y	= $ Z
1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of variable annuity units =	$ X	= Z
$ Y

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ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$100,000

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ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

Example

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV)) 365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U—UV)) + 1)6 –1)

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Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the variable account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

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Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

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ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2007, 2006 and 2005, $353,499, $738,285, and $826,489, respectively, and $499,596 to TCI, commissions were paid to TCI and AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation or TCI.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

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The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

31

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Occidental Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

32

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount		2.50%
	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.642755	$1.863447	0.000
Sub-Account inception May 1, 1998	2006	$1.548751	$1.642755	0.000
	2005	$1.362102	$1.548751	0.000
	2004	$1.205665	$1.362102	0.000
	2003	$1.000000	$1.205665	0.000
Appreciation Portfolio – Service Class	2007	$1.366806	$1.424649	0.000
Sub-Account inception January 22, 2001	2006	$1.205500	$1.366806	0.000
	2005	$1.186683	$1.205500	0.000
	2004	$1.160764	$1.186683	0.000
	2003	$1.000000	$1.160764	0.000
Developing Leaders Portfolio – Service Class	2007	$1.427691	$1.235564	0.000
Sub-Account inception January 22, 2001	2006	$1.413529	$1.427691	0.000
	2005	$1.372503	$1.413529	0.000
	2004	$1.266961	$1.372503	0.000
	2003	$1.000000	$1.266961	0.000
Growth and Income Portfolio – Service Class	2007	$1.399814	$1.477374	0.000
Sub-Account inception January 22, 2001	2006	$1.255088	$1.399814	0.000
	2005	$1.246372	$1.255088	0.000
	2004	$1.191613	$1.246372	0.000
	2003	$1.000000	$1.191613	0.000
International Equity Portfolio – Service Class	2007	$2.201016	$2.508614	0.000
Sub-Account inception January 22, 2001	2006	$1.833214	$2.201016	0.000
	2005	$1.641669	$1.833214	0.000
	2004	$1.354955	$1.641669	0.000
	2003	$1.000000	$1.354955	0.000
International Value Portfolio – Service Class	2007	$2.085516	$2.114222	0.000
Sub-Account inception January 22, 2001	2006	$1.746545	$2.085516	0.000
	2005	$1.602717	$1.746545	0.000
	2004	$1.370969	$1.602717	0.000
	2003	$1.000000	$1.370969	0.000
Quality Bond Portfolio – Service Class	2007	$1.018191	$1.026025	0.000
Sub-Account inception January 22, 2001	2006	$1.004393	$1.018191	0.000
	2005	$1.006681	$1.004393	0.000
	2004	$1.001382	$1.006681	0.000
	2003	$1.000000	$1.001382	0.000
Money Market Portfolio – Initial Class	2007	$0.992672	$1.015488	0.000
Sub-Account inception January 4, 1993	2006	$0.972772	$0.992672	0.000
	2005	$0.971215	$0.972772	0.000
	2004	$0.987637	$0.971215	0.000
	2003	$1.000000	$0.987637	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.484296	$1.520159	0.000
Sub-Account inception January 22, 2001	2006	$1.320501	$1.484296	0.000
	2005	$1.295964	$1.320501	0.000
	2004	$1.203814	$1.295964	0.000
	2003	$1.000000	$1.203814	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.315139	$1.379038	0.000
Sub-Account inception January 22, 2001	2006	$1.237124	$1.315139	0.000
	2005	$1.226842	$1.237124	0.000
	2004	$1.187097	$1.226842	0.000
	2003	$1.000000	$1.187097	0.000

33

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2007	$1.620485	$1.624791	0.000
Sub-Account inception January 22, 2001	2006	$1.370792	$1.620485	0.000
	2005	$1.334826	$1.370792	0.000
	2004	$1.227797	$1.334826	0.000
	2003	$1.000000	$1.227797	0.000
MidCap Stock Portfolio – Service Class	2007	$1.557298	$1.540180	0.000
Sub-Account inception January 22, 2001	2006	$1.482349	$1.557298	0.000
	2005	$1.394676	$1.482349	0.000
	2004	$1.251541	$1.394676	0.000
	2003	$1.000000	$1.251541	0.000
Technology Growth Portfolio – Service Class	2007	$1.332880	$1.487945	0.000
Sub-Account inception January 22, 2001	2006	$1.313126	$1.332880	0.000
	2005	$1.300592	$1.313126	0.000
	2004	$1.330119	$1.300592	0.000
	2003	$1.000000	$1.330119	0.000

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity	2007	$1.654554	$1.880510	0.000
VP – Initial Class(1)	2006	$1.556843	$1.654554	0.000
Sub-Account inception May 1, 1998	2005	$1.36552	$1.556843	0.000
	2004	$1.207241	$1.36552	0.000
	2003	$1.000000	$1.207241	0.000
Appreciation Portfolio – Service Class	2007	$1.376622	$1.437700	0.000
Sub-Account inception January 22, 2001	2006	$1.211799	$1.376622	0.000
	2005	$1.190571	$1.211799	0.000
	2004	$1.162282	$1.190571	0.000
	2003	$1.000000	$1.162282	0.000
Developing Leaders Portfolio – Service Class	2007	$1.437931	$1.246881	0.000
Sub-Account inception January 22, 2001	2006	$1.420894	$1.437931	0.000
	2005	$1.376971	$1.420894	0.000
	2004	$1.268600	$1.376971	0.000
	2003	$1.000000	$1.268600	0.000
Growth and Income Portfolio – Service Class	2007	$1.409888	$1.490939	0.000
Sub-Account inception January 22, 2001	2006	$1.261655	$1.409888	0.000
	2005	$1.250459	$1.261655	0.000
	2004	$1.193173	$1.250459	0.000
	2003	$1.000000	$1.193173	0.000
International Equity Portfolio – Service Class	2007	$2.216829	$2.531609	0.000
Sub-Account inception January 22, 2001	2006	$1.842784	$2.216829	0.000
	2005	$1.647027	$1.842784	0.000
	2004	$1.356725	$1.647027	0.000
	2003	$1.000000	$1.356725	0.000
International Value Portfolio – Service Class	2007	$2.100476	$2.133570	0.000
Sub-Account inception January 22, 2001	2006	$1.755651	$2.100476	0.000
	2005	$1.607947	$1.755651	0.000
	2004	$1.372760	$1.607947	0.000
	2003	$1.000000	$1.372760	0.000
Quality Bond Portfolio – Service Class	2007	$1.025499	$1.035423	0.000
Sub-Account inception January 22, 2001	2006	$1.009634	$1.025499	0.000
	2005	$1.009963	$1.009634	0.000
	2004	$1.002692	$1.009963	0.000
	2003	$1.000000	$1.002692	0.000
Money Market Portfolio – Initial Class	2007	$0.999780	$1.024775	0.000
Sub-Account inception January 4, 1993	2006	$0.977841	$0.999780	0.000
	2005	$0.974387	$0.977841	0.000
	2004	$0.988926	$0.974387	0.000
	2003	$1.000000	$0.988926	0.000

34

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.494948	$1.534083	0.000
Sub-Account inception January 22, 2001	2006	$1.327396	$1.494948	0.000
	2005	$1.300188	$1.327396	0.000
	2004	$1.205386	$1.300188	0.000
	2003	$1.000000	$1.205386	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service	2007	$1.324610	$1.391685	0.000
Class Sub-Account inception January 22, 2001	2006	$1.243603	$1.324610	0.000
	2005	$1.230861	$1.243603	0.000
	2004	$1.188647	$1.230861	0.000
	2003	$1.000000	$1.188647	0.000
Core Value Portfolio – Service Class	2007	$1.632105	$1.639663	0.000
Sub-Account inception January 22, 2001	2006	$1.377930	$1.632105	0.000
	2005	$1.339173	$1.377930	0.000
	2004	$1.016838	$1.339173	0.000
	2003	$1.000000	$1.229392	0.000
MidCap Stock Portfolio – Service Class	2007	$1.568485	$1.554302	0.000
Sub-Account inception January 22, 2001	2006	$1.490090	$1.568485	0.000
	2005	$1.399235	$1.490090	0.000
	2004	$1.253178	$1.399235	0.000
	2003	$1.000000	$1.253178	0.000
Technology Growth Portfolio – Service Class	2007	$1.342459	$1.501576	0.000
Sub-Account inception January 22, 2001	2006	$1.319990	$1.342459	0.000
	2005	$1.304581	$1.319990	0.000
	2004	$1.331857	$1.304581	0.000
	2003	$1.000000	$1.331857	0.000

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.666461	$1.897776	0.000
Sub-Account inception May 1, 1998	2006	$1.564987	$1.666461	0.000
	2005	$1.371033	$1.564987	0.000
	2004	$1.208820	$1.371033	0.000
	2003	$1.000000	$1.208820	0.000
Appreciation Portfolio – Service Class	2007	$1.386521	$1.450884	18,751.122
Sub-Account inception January 22, 2001	2006	$1.218126	$1.386521	19,554.377
	2005	$1.194458	$1.218126	20,273.000
	2004	$1.163795	$1.194458	20,811.000
	2003	$1.000000	$1.163795	35,513.7054
Developing Leaders Portfolio – Service Class	2007	$1.448285	$1.258335	10,843.655
Sub-Account inception January 22, 2001	2006	$1.428330	$1.448285	9,299.996
	2005	$1.381479	$1.428330	8,846.000
	2004	$1.270261	$1.381479	8,792.000
	2003	$1.000000	$1.270261	9,179.2331
Growth and Income Portfolio – Service Class	2007	$1.420027	$1.504614	0.000
Sub-Account inception January 22, 2001	2006	$1.254536	$1.420027	0.000
	2005	$1.254536	$1.254536	0.000
	2004	$1.194729	$1.254536	0.000
	2003	$1.000000	$1.194729	0.000
International Equity Portfolio – Service Class	2007	$2.232799	$2.554864	0.000
Sub-Account inception January 22, 2001	2006	$1.852440	$2.232799	0.000
	2005	$1.652425	$1.852440	0.000
	2004	$1.358506	$1.652425	0.000
	2003	$1.000000	$1.358506	0.000
International Value Portfolio – Service Class	2007	$2.115603	$2.153161	0.000
Sub-Account inception January 22, 2001	2006	$1.764851	$2.115603	0.000
	2005	$1.613213	$1.764851	0.000
	2004	$1.374554	$1.613213	0.000
	2003	$1.000000	$1.374554	0.000

35

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Quality Bond Portfolio – Service Class	2007	$1.032912	$1.044956	39,072.204
Sub-Account inception January 22, 2001	2006	$1.013293	$1.032912	38,409.348
	2005	$1.013293	$1.013293	37,290.000
	2004	$1.004010	$1.013293	36,232.000
	2003	$1.000000	$1.004010	34,751.493
Money Market Portfolio – Initial Class	2007	$1.006965	$1.034183	13,256.719
Sub-Account inception January 4, 1993	2006	$0.982963	$1.006965	0.000
	2005	$0.977572	$0.982963	0.000
	2004	$0.990215	$0.977572	0.000
	2003	$1.000000	$0.990215	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.505708	$1.548179	17,650.269
Sub-Account inception January 22, 2001	2006	$1.334334	$1.505708	17,888.899
	2005	$1.304435	$1.334334	18,624.000
	2004	$1.206951	$1.304435	19,071.000
	2003	$1.000000	$1.206951	19,884.822
The Dreyfus Socially Responsible Growth Fund, Inc. – Service	2007	$1.334148	$1.404474	0.000
Class Sub-Account inception January 22, 2001	2006	$1.250108	$1.334148	0.000
	2005	$1.234886	$1.250108	0.000
	2004	$1.190202	$1.234886	0.000
	2003	$1.000000	$1.190202	0.000
Core Value Portfolio – Service Class	2007	$1.643808	$1.654667	0.000
Sub-Account inception January 22, 2001	2006	$1.385118	$1.643808	0.000
	2005	$1.347963	$1.385118	0.000
	2004	$1.230996	$1.347963	0.000
	2003	$1.000000	$1.230996	18,036.726
MidCap Stock Portfolio – Service Class	2007	$1.579753	$1.568550	0.000
Sub-Account inception January 22, 2001	2006	$1.497874	$1.579753	0.000
	2005	$1.403803	$1.497874	0.000
	2004	$1.254809	$1.403803	0.000
	2003	$1.000000	$1.254809	0.000
Technology Growth Portfolio – Service Class	2007	$1.352134	$1.515386	9,081.160
Sub-Account inception January 22, 2001	2006	$1.326904	$1.352134	9,764.723
	2005	$1.309118	$1.326904	0.000
	2004	$8,474.073	$1.309118	9,337.000
	2003	$1.000000	$8,474.073	$1.333591

Subaccount		1.90%
	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.678485	$1.915237	0.000
Sub-Account inception May 1, 1998	2006	$1.573198	$1.678485	0.000
	2005	$1.375524	$1.573198	0.000
	2004	$1.210396	$1.375524	0.000
	2003	$1.000000	$1.210396	0.000
Appreciation Portfolio – Service Class	2007	$1.396514	$1.464231	0.000
Sub-Account inception January 22, 2001	2006	$1.224510	$1.396514	0.000
	2005	$1.198366	$1.224510	0.000
	2004	$1.165308	$1.198366	0.000
	2003	$1.000000	$1.165308	0.000
Developing Leaders Portfolio – Service Class	2007	$1.458741	$1.269919	0.000
Sub-Account inception January 22, 2001	2006	$1.435829	$1.458741	0.000
	2005	$1.386018	$1.435829	0.000
	2004	$1.271926	$1.386018	0.000
	2003	$1.000000	$1.271926	0.000
Growth and Income Portfolio – Service Class	2007	$1.430274	$1.518450	0.000
Sub-Account inception January 22, 2001	2006	$1.274906	$1.430274	0.000
	2005	$1.258666	$1.274906	0.000
	2004	$1.196302	$1.258666	0.000
	2003	$1.000000	$1.196302	0.000

36

Subaccount		1.90%
	Year	Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2007	$2.248876	$2.578338	0.000
Sub-Account inception January 22, 2001	2006	$1.862141	$2.248876	0.000
	2005	$1.657837	$1.862141	0.000
	2004	$1.360279	$1.657837	0.000
	2003	$1.000000	$1.360279	0.000
International Value Portfolio – Service Class	2007	$2.130878	$2.172995	0.000
Sub-Account inception January 22, 2001	2006	$1.774112	$2.130878	0.000
	2005	$1.618509	$1.774112	0.000
	2004	$1.376355	$1.618509	0.000
	2003	$1.000000	$1.376355	0.000
Quality Bond Portfolio – Service Class	2007	$1.040344	$1.054571	0.000
Sub-Account inception January 22, 2001	2006	$1.020255	$1.040344	0.000
	2005	$1.016607	$1.020255	0.000
	2004	$1.005320	$1.016607	0.000
	2003	$1.000000	$1.005320	0.000
Money Market Portfolio – Initial Class	2007	$1.014273	$1.043729	0.000
Sub-Account inception January 4, 1993	2006	$0.988145	$1.014273	0.000
	2005	$0.980802	$0.988145	0.000
	2004	$0.991521	$0.980802	0.000
	2003	$1.000000	$0.991521	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.516569	$1.562417	0.000
Sub-Account inception January 22, 2001	2006	$1.341336	$1.516569	0.000
	2005	$1.308726	$1.341336	0.000
	2004	$1.208543	$1.308726	0.000
	2003	$1.000000	$1.208543	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.343760	$1.417390	0.000
Sub-Account inception January 22, 2001	2006	$1.256661	$1.343760	0.000
	2005	$1.238934	$1.256661	0.000
	2004	$1.191759	$1.238934	0.000
	2003	$1.000000	$1.191759	0.000
Core Value Portfolio – Service Class	2007	$1.655701	$1.669925	0.000
Sub-Account inception January 22, 2001	2006	$1.392408	$1.655701	0.000
	2005	$1.347963	$1.392408	0.000
	2004	$1.232613	$1.347963	0.000
	2003	$1.000000	$1.232613	0.000
MidCap Stock Portfolio – Service Class	2007	$1.591143	$1.582978	0.000
Sub-Account inception January 22, 2001	2006	$1.505724	$1.591143	0.000
	2005	$1.408405	$1.505724	0.000
	2004	$1.256448	$1.408405	0.000
	2003	$1.000000	$1.256448	0.000
Technology Growth Portfolio – Service Class	2007	$1.361895	$1.529336	0.000
Sub-Account inception January 22, 2001	2006	$1.333871	$1.361895	0.000
	2005	$1.313424	$1.333871	0.000
	2004	$1.335341	$1.313424	0.000
	2003	$1.000000	$1.335341	0.000

37

Subaccount		1.85%
	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.824664	$2.083069	0.000
Sub-Account inception May 1, 1998	2006	$1.709367	$1.824664	0.000
	2005	$1.493861	$1.709367	0.000
	2004	$1.313882	$1.493861	0.000
	2003	$1.000000	$1.313882	0.000
Appreciation Portfolio – Service Class	2007	$1.397314	$1.465780	0.000
Sub-Account inception January 22, 2001	2006	$1.224601	$1.397314	0.000
	2005	$1.204998	$1.224601	0.000
	2004	$1.164242	$1.204998	0.000
	2003	$0.981374	$1.164242	0.000
	2002	$1.000000	$0.981374	100.000
Developing Leaders Portfolio – Service Class	2007	$1.527850	$1.330747	0.000
Sub-Account inception January 22, 2001	2006	$1.503119	$1.527850	0.000
	2005	$1.450263	$1.503119	0.000
	2004	$1.330242	$1.450263	0.000
	2003	$1.031439	$1.330242	0.000
	2002	$1.000000	$1.031439	100.000
Growth and Income Portfolio – Service Class	2007	$1.478330	$1.570253	0.000
Sub-Account inception January 22, 2001	2006	$1.317097	$1.478330	0.000
	2005	$1.299686	$1.317097	0.000
	2004	$1.234690	$1.299686	0.000
	2003	$0.995174	$1.234690	0.000
	2002	$1.000000	$0.995174	100.000
International Equity Portfolio – Service Class	2007	$2.340402	$2.684602	0.000
Sub-Account inception January 22, 2001	2006	$1.936975	$2.340402	0.000
	2005	$1.578705	$1.936975	0.000
	2004	$1.413562	$1.578705	0.000
	2003	$1.009855	$1.413562	0.000
	2002	$1.000000	$1.009855	100.000
International Value Portfolio – Service Class	2007	$2.080511	$2.122673	0.000
Sub-Account inception January 22, 2001	2006	$1.731335	$2.080511	0.000
	2005	$1.578705	$1.731335	0.000
	2004	$1.341858	$1.578705	0.000
	2003	$1.002806	$1.341858	0.000
	2002	$1.000000	$1.002806	100.000
Quality Bond Portfolio – Service Class	2007	$1.088476	$1.103899	0.000
Sub-Account inception January 22, 2001	2006	$1.066931	$1.088476	0.000
	2005	$1.062592	$1.066931	0.000
	2004	$1.050275	$1.062592	0.000
	2003	$1.020865	$1.050275	0.000
	2002	$1.000000	$1.020865	100.000
Money Market Portfolio – Initial Class	2007	$1.011691	$1.041587	0.000
Sub-Account inception January 4, 1993	2006	$0.985157	$1.011691	0.000
	2005	$0.977374	$0.985157	0.000
	2004	$0.987580	$0.977374	0.000
	2003	$1.000000	$0.987580	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.585757	$1.634494	0.000
Sub-Account inception January 22, 2001	2006	$1.401851	$1.585757	0.000
	2005	$1.367104	$1.401851	0.000
	2004	$1.261826	$1.367104	0.000
	2003	$1.003599	$1.261826	0.000
	2002	$1.000000	$1.003599	100.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.372749	$1.448686	0.000
Sub-Account inception January 22, 2001	2006	$1.283144	$1.372749	0.000
	2005	$1.264427	$1.283144	0.000
	2004	$1.215676	$1.264427	0.000
	2003	$0.984585	$1.215676	0.000
	2002	$1.000000	$0.984585	100.000

38

Subaccount		1.85%
	Year	Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2007	$1.702143	$1.717619	0.000
Sub-Account inception January 22, 2001	2006	$1.430759	$1.702143	0.000
	2005	$1.384409	$1.430759	0.000
	2004	$1.265323	$1.384409	0.000
	2003	$1.005712	$1.265323	0.000
	2002	$1.000000	$1.005712	100.000
MidCap Stock Portfolio – Service Class	2007	$1.688770	$1.680930	0.000
Sub-Account inception January 22, 2001	2006	$1.597324	$1.688770	0.000
	2005	$1.493350	$1.597324	0.000
	2004	$1.331565	$1.493350	0.000
	2003	$1.031466	$1.331565	0.000
	2002	$1.000000	$1.031466	100.000
Technology Growth Portfolio – Service Class	2007	$1.519971	$1.707701	0.000
Sub-Account inception January 22, 2001	2006	$1.487968	$1.519971	0.000
	2005	$1.464455	$1.487968	0.000
	2004	$1.488164	$1.464455	0.000
	2003	$1.006302	$1.488164	0.000
	2002	$1.000000	$1.006302	100.000

Subaccount		1.80%
	Year	Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.828365	$2.088323	0.000
Sub-Account inception May 1, 1998	2006	$1.712013	$1.828365	0.000
	2005	$1.495442	$1.712013	0.000
	2004	$1.314625	$1.495442	0.000
	2003	$1.000000	$1.314625	0.000
Appreciation Portfolio – Service Class	2007	$1.400111	$1.469444	154,365.984
Sub-Account inception January 22, 2001	2006	$1.226465	$1.400111	154,609.583
	2005	$1.199111	$1.226465	153,649.000
	2004	$1.164893	$1.199111	163,693.000
	2003	$0.981440	$1.164893	154,874.746
	2002	$1.000000	$0.981440	100.0000
Developing Leaders Portfolio – Service Class	2007	$1.530966	$1.334120	0.000
Sub-Account inception January 22, 2001	2006	$1.505448	$1.530966	0.000
	2005	$1.451797	$1.505448	0.000
	2004	$1.330986	$1.451797	0.000
	2003	$1.031504	$1.330986	0.000
	2002	$1.000000	$1.031504	100.000
Growth and Income Portfolio – Service Class	2007	$1.481347	$1.574236	0.000
Sub-Account inception January 22, 2001	2006	$1.319148	$1.481347	0.000
	2005	$1.301064	$1.319148	0.000
	2004	$1.235390	$1.301064	0.000
	2003	$0.995239	$1.235390	0.000
	2002	$1.000000	$0.995239	100.000
International Equity Portfolio – Service Class	2007	$2.345178	$2.691402	10,190.773
Sub-Account inception January 22, 2001	2006	$1.939982	$2.345178	9,446.647
	2005	$1.725444	$1.939982	11,015.000
	2004	$1.414355	$1.725444	12,526.000
	2003	$1.009923	$1.414355	14,356.056
	2002	$1.000000	$1.009923	100.000
International Value Portfolio – Service Class	2007	$2.084724	$2.128035	11,794.385
Sub-Account inception January 22, 2001	2006	$1.733998	$2.084724	10,973.832
	2005	$1.580366	$1.733998	11,998.000
	2004	$1.342603	$1.580366	13,070.000
	2003	$1.002874	$1.342603	15,140.429
	2002	$1.000000	$1.002874	100.000

39

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
Quality Bond Portfolio – Service Class	2007	$1.090681	$1.106686	20,807.221
Sub-Account inception January 22, 2001	2006	$1.068577	$1.090681	19,307.757
	2005	$1.063714	$1.068577	18,246.000
	2004	$1.050868	$1.063714	16,973.000
	2003	$1.020939	$1.050868	14,950.567
	2002	$1.000000	$1.020939	100.000
Money Market Portfolio – Initial Class	2007	$1.013760	$1.044238	177,561.350
Sub-Account inception January 4, 1993	2006	$0.986677	$1.013760	0.000
	2005	$0.978394	$0.986677	0.000
	2004	$0.988127	$0.978394	0.000
	2003	$1.000000	$0.988127	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.588964	$1.638614	0.000
Sub-Account inception January 22, 2001	2006	$1.403995	$1.588964	0.000
	2005	$1.368526	$1.403995	0.000
	2004	$1.262528	$1.368526	0.000
	2003	$1.003666	$1.262528	0.000
	2002	$1.000000	$1.003666	100.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.375524	$1.452325	0.000
Sub-Account inception January 22, 2001	2006	$1.285100	$1.375524	0.000
	2005	$1.265741	$1.285100	0.000
	2004	$1.216341	$1.265741	0.000
	2003	$0.984653	$1.216341	0.000
	2002	$1.000000	$0.984653	100.000
Core Value Portfolio – Service Class	2007	$1.705606	$1.721957	0.000
Sub-Account inception January 22, 2001	2006	$1.432970	$1.705606	0.000
	2005	$1.385876	$1.432970	0.000
	2004	$1.266034	$1.385876	0.000
	2003	$1.005778	$1.266034	0.000
	2002	$1.000000	$1.005778	100.000
MidCap Stock Portfolio – Service Class	2007	$1.692166	$1.685145	38,382.605
Sub-Account inception January 22, 2001	2006	$1.599759	$1.692166	41,536.873
	2005	$1.494902	$1.599759	47,600.000
	2004	$1.332293	$1.494902	52,199.000
	2003	$1.031530	$1.332293	59,596.234
	2002	$1.000000	$1.031530	100.000
Technology Growth Portfolio – Service Class	2007	$1.523057	$1.712011	0.000
Sub-Account inception January 22, 2001	2006	$1.490264	$1.523057	0.000
	2005	$1.465997	$1.490264	0.000
	2004	$1.489000	$1.465997	0.000
	2003	$1.006373	$1.489000	0.000
	2002	$1.000000	$1.006373	100.000

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.835803	$2.098894	0.000
Sub-Account inception May 1, 1998	2006	$1.717288	$1.835803	0.000
	2005	$1.498570	$1.717288	0.000
	2004	$1.316080	$1.498570	0.000
	2003	$1.000000	$1.316080	0.000
Appreciation Portfolio – Service Class	2007	$1.405827	$1.476900	0.000
Sub-Account inception January 22, 2001	2006	$1.230267	$1.405827	0.000
	2005	$1.201648	$1.230267	0.000
	2004	$1.166204	$1.201648	0.000
	2003	$0.981572	$1.166204	0.000
	2002	$1.000000	$0.981572	100.000
Developing Leaders Portfolio – Service Class	2007	$1.537164	$1.340847	0.000
Sub-Account inception January 22, 2001	2006	$1.511006	$1.537164	0.000
	2005	$1.454830	$1.511006	0.000
	2004	$1.332452	$1.454830	0.000
	2003	$1.031643	$1.332452	0.000
	2002	$1.000000	$1.031643	100.000

40

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Service Class	2007	$1.487367	$1.582195	0.000
Sub-Account inception January 22, 2001	2006	$1.323199	$1.487367	0.000
	2005	$1.303791	$1.323199	0.000
	2004	$1.236770	$1.303791	0.000
	2003	$0.995377	$1.236770	0.000
	2002	$1.000000	$0.995377	100.000
International Equity Portfolio – Service Class	2007	$2.354710	$2.705010	0.000
Sub-Account inception January 22, 2001	2006	$1.945955	$2.354710	0.000
	2005	$1.729064	$1.945955	0.000
	2004	$1.415928	$1.729064	0.000
	2003	$1.010061	$1.415928	0.000
	2002	$1.000000	$1.010061	100.000
International Value Portfolio – Service Class	2007	$2.093231	$2.138828	0.000
Sub-Account inception January 22, 2001	2006	$1.739364	$2.093231	0.000
	2005	$1.583710	$1.739364	0.000
	2004	$1.344107	$1.583710	0.000
	2003	$1.003009	$1.344107	0.000
	2002	$1.000000	$1.003009	100.000
Quality Bond Portfolio – Service Class	2007	$1.095114	$1.112274	0.000
Sub-Account inception January 22, 2001	2006	$1.071870	$1.095114	0.000
	2005	$1.065953	$1.071870	0.000
	2004	$1.052044	$1.065953	0.000
	2003	$1.021072	$1.052044	0.000
	2002	$1.000000	$1.021072	100.000
Money Market Portfolio – Initial Class	2007	$1.017894	$1.049530	0.000
Sub-Account inception January 4, 1993	2006	$0.989733	$1.017894	0.000
	2005	$0.980468	$0.989733	0.000
	2004	$0.989235	$0.980468	0.000
	2003	$1.000000	$0.989235	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.595466	$1.646956	0.000
Sub-Account inception January 22, 2001	2006	$1.408349	$1.595466	0.000
	2005	$1.371412	$1.408349	0.000
	2004	$1.263942	$1.371412	0.000
	2003	$1.003800	$1.263942	0.000
	2002	$1.000000	$1.003800	100.000
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class	2007	$1.381125	$1.459673	0.000
Sub-Account inception January 22, 2001	2006	$1.289073	$1.381125	0.000
	2005	$1.268404	$1.289073	0.000
	2004	$1.217703	$1.268404	0.000
	2003	$0.984784	$1.217703	0.000
	2002	$1.000000	$0.984784	100.000
Core Value Portfolio – Service Class	2007	$1.712550	$1.730677	0.000
Sub-Account inception January 22, 2001	2006	$1.437395	$1.712550	0.000
	2005	$1.388793	$1.437395	0.000
	2004	$1.267446	$1.388793	0.000
	2003	$1.005913	$1.267446	0.000
	2002	$1.000000	$1.005913	100.000
MidCap Stock Portfolio – Service Class	2007	$1.699035	$1.693656	0.00
Sub-Account inception January 22, 2001	2006	$1.604676	$1.699035	0.000
	2005	$1.498031	$1.604676	0.000
	2004	$1.333778	$1.498031	0.000
	2003	$1.031669	$1.333778	0.000
	2002	$1.000000	$1.031669	100.000
Technology Growth Portfolio – Service Class	2007	$1.529264	$1.720677	0.000
Sub-Account inception January 22, 2001	2006	$1.494862	$1.529264	0.000
	2005	$1.469064	$1.494862	0.000
	2004	$1.490650	$1.469064	0.000
	2003	$1.006508	$1.490650	0.000
	2002	$1.000000	$1.006508	100.000

41

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.839517	$2.104177	0.000
Sub-Account inception May 1, 1998	2006	$1.7199160	$1.839517	0.000
	2005	$1.500132	$1.7199160	0.000
	2004	$1.316807	$1.500132	0.000
	2003	$1.020031	$1.316807	0.000
	2002	$1.000000	$1.020031	100.000
Appreciation Portfolio – Service Class	2007	$1.408715	$1.480675	0.000
Sub-Account inception January 22, 2001	2006	$1.232176	$1.408715	0.000
	2005	$1.202921	$1.232176	0.000
	2004	$1.166849	$1.202921	0.000
	2003	$0.981639	$1.166849	0.000
	2002	$1.000000	$0.981639	100.000
Developing Leaders Portfolio – Service Class	2007	$1.540287	$1.344242	0.000
Sub-Account inception January 22, 2001	2006	$1.512386	$1.540287	0.000
	2005	$1.456356	$1.512386	0.000
	2004	$1.333202	$1.456356	0.000
	2003	$1.031713	$1.333202	0.000
	2002	$1.000000	$1.031713	100.000
Growth and Income Portfolio – Service Class	2007	$1.490397	$1.586196	0.000
Sub-Account inception January 22, 2001	2006	$1.325245	$1.490397	0.000
	2005	$1.305162	$1.325245	0.000
	2004	$1.237454	$1.305162	0.000
	2003	$0.995441	$1.237454	22,137.969
	2002	$1.000000	$0.995441	3,540.553
International Equity Portfolio – Service Class	2007	$2.359503	$2.711871	0.000
Sub-Account inception January 22, 2001	2006	$1.948966	$2.359503	0.000
	2005	$1.730892	$1.948966	0.000
	2004	$1.416724	$1.730892	0.000
	2003	$1.010125	$1.416724	0.000
	2002	$1.000000	$1.010125	100.000
International Value Portfolio – Service Class	2007	$2.097468	$2.144206	0.000
Sub-Account inception January 22, 2001	2006	$1.742036	$2.097468	0.000
	2005	$1.585358	$1.742036	0.000
	2004	$1.344852	$1.585358	0.000
	2003	$1.003075	$1.344852	0.000
	2002	$1.000000	$1.003075	100.000
Quality Bond Portfolio – Service Class	2007	$1.097349	$1.115095	0.000
Sub-Account inception January 22, 2001	2006	$1.073519	$1.097349	0.000
	2005	$1.067065	$1.073519	0.000
	2004	$1.052625	$1.067065	0.000
	2003	$1.021145	$1.052625	0.000
	2002	$1.000000	$1.021145	100.000
Money Market Portfolio – Initial Class	2007	$1.019962	$1.052176	0.000
Sub-Account inception January 4, 1993	2006	$0.991250	$1.019962	0.000
	2005	$0.981486	$0.991250	0.000
	2004	$0.989783	$0.981486	0.000
	2003	$0.999153	$0.989783	0.000
	2002	$1.000000	$0.999153	100.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.598712	$1.651111	0.000
Sub-Account inception January 22, 2001	2006	$1.410528	$1.598712	0.000
	2005	$1.372873	$1.410528	0.000
	2004	$1.264655	$1.372873	0.000
	2003	$1.003871	$1.264655	21,848.148
	2002	$1.000000	$1.003871	3,536.894
The Dreyfus Socially Responsible Growth Fund, Inc. – Service	2007	$1.383940	$1.463387	0.000
Class Sub-Account inception January 22, 2001	2006	$1.291059	$1.383940	0.000
	2005	$1.269731	$1.291059	0.000
	2004	$1.218374	$1.269731	0.000
	2003	$0.984848	$1.218374	0.000
	2002	$1.000000	$0.984848	100.000

42

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2007	$1.716029	$1.735055	0.000
Sub-Account inception January 22, 2001	2006	$1.439609	$1.716029	0.000
	2005	$1.390256	$1.439609	0.000
	2004	$1.268159	$1.390256	0.000
	2003	$1.005982	$1.268159	0.000
	2002	$1.000000	$1.005982	100.000
MidCap Stock Portfolio – Service Class	2007	$1.702520	$1.697974	0.000
Sub-Account inception January 22, 2001	2006	$1.607185	$1.702520	0.000
	2005	$1.499628	$1.607185	0.000
	2004	$1.334534	$1.499628	0.000
	2003	$1.031740	$1.334534	21,561.245
	2002	$1.000000	$1.031740	3,490.318
Technology Growth Portfolio – Service Class	2007	$1.532367	$1.725023	0.000
Sub-Account inception January 22, 2001	2006	$1.497167	$1.532367	0.000
	2005	$1.470618	$1.497167	0.000
	2004	$1.491485	$1.470618	0.000
	2003	$1.006573	$1.491485	0.000
	2002	$1.000000	$1.006573	100.000

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.702838	$1.950729	0.000
Sub-Account inception May 1, 1998	2006	$1.589777	$1.702838	0.000
	2005	$1.384583	$1.589777	0.000
	2004	$1.213582	$1.384583	0.000
	2003	$1.000000	$1.213582	0.000
Appreciation Portfolio – Service Class	2007	$1.416816	$1.491400	7,942.783
Sub-Account inception January 22, 2001	2006	$1.237448	$1.416816	7,949.155
	2005	$1.206280	$1.237448	7,956.000
	2004	$1.168378	$1.206280	7,963.000
	2003	$1.000000	$1.168378	6,650.915
Developing Leaders Portfolio – Service Class	2007	$1.479906	$1.293463	0.000
Sub-Account inception January 22, 2001	2006	$1.450956	$1.479906	0.000
	2005	$1.395136	$1.450956	0.000
	2004	$1.275264	$1.395136	0.000
	2003	$1.000000	$1.275264	0.000
Growth and Income Portfolio – Service Class	2007	$1.451013	$1.546568	0.000
Sub-Account inception January 22, 2001	2006	$1.288331	$1.451013	0.000
	2005	$1.266944	$1.288331	0.000
	2004	$1.199436	$1.266944	0.000
	2003	$1.000000	$1.199436	0.000
International Equity Portfolio – Service Class	2007	$2.281539	$2.626148	0.000
Sub-Account inception January 22, 2001	2006	$1.881790	$2.281539	0.000
	2005	$1.668769	$1.881790	0.000
	2004	$1.363860	$1.668769	0.000
	2003	$1.000000	$1.363860	0.000
International Value Portfolio – Service Class	2007	$2.161778	$2.213240	0.000
Sub-Account inception January 22, 2001	2006	$1.792804	$2.161778	0.000
	2005	$1.629166	$1.792804	0.000
	2004	$1.379972	$1.629166	0.000
	2003	$1.000000	$1.379972	0.000
Quality Bond Portfolio – Service Class	2007	$1.055454	$1.074124	28,245.498
Sub-Account inception January 22, 2001	2006	$1.031021	$1.055454	28,947.901
	2005	$1.023317	$1.031021	29,713.000
	2004	$1.007968	$1.023317	30,524.000
	2003	$1.000000	$1.007968	29,228.144

43

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Money Market Portfolio – Initial Class	2007	$1.028971	$1.063052	26,658.720
Sub-Account inception January 4, 1993	2006	$0.998548	$1.028971	0.000
	2005	$0.987257	$0.998548	0.000
	2004	$0.994129	$0.987257	0.000
	2003	$1.000000	$0.994129	0.000
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.538544	$1.591330	18,797.718
Sub-Account inception January 22, 2001	2006	$1.355452	$1.538544	19,286.981
	2005	$1.317332	$1.355452	19,820.000
	2004	$1.211705	$1.317332	20,385.000
	2003	$1.000000	$1.211705	19,730.830
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class	2007	$1.363264	$1.443649	0.000
Sub-Account inception January 22, 2001	2006	$1.269909	$1.363264	0.000
	2005	$1.247105	$1.269909	0.000
	2004	$1.194894	$1.247105	0.000
	2003	$1.000000	$1.194894	0.000
Core Value Portfolio – Service Class	2007	$1.679723	$1.700878	0.000
Sub-Account inception January 22, 2001	2006	$1.407081	$1.679723	0.000
	2005	$1.356839	$1.407081	0.000
	2004	$1.235847	$1.356839	0.000
	2003	$1.000000	$1.235847	0.000
MidCap Stock Portfolio – Service Class	2007	$1.614251	$1.612334	0.000
Sub-Account inception January 22, 2001	2006	$1.521609	$1.614251	0.000
	2005	$1.417690	$1.521609	0.000
	2004	$1.259751	$1.417690	0.000
	2003	$1.000000	$1.259751	0.000
Technology Growth Portfolio – Service Class	2007	$1.381654	$1.557678	0.000
Sub-Account inception January 22, 2001	2006	$1.347928	$1.381654	0.000
	2005	$1.322071	$1.347928	0.000
	2004	$1.338854	$1.322071	0.000
	2003	$1.000000	$1.338854	0.000

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.530621	$1.754316	83,284.344
Sub-Account inception May 1, 1998	2006	$1.428284	$1.530621	66,801.248
	2005	$1.243330	$1.428284	85,107.000
	2004	$1.089233	$1.243330	81,161.000
	2003	$0.842088	$1.089233	87,834.487
	2002	$1.000000	$0.842088	25,426.568
Appreciation Portfolio – Service Class	2007	$1.209918	$1.274242	2,851,753.008
Sub-Account inception January 22, 2001	2006	$1.056224	$1.209918	3,434,030.061
	2005	$1.029121	$1.056224	3,955,556.000
	2004	$0.996304	$1.029121	4,493,384.000
	2003	$0.836505	$0.996304	5,096,031.028
	2002	$1.000000	$0.836505	2,343,816.217
Developing Leaders Portfolio – Service Class	2007	$1.125799	$0.984456	643,780.412
Sub-Account inception January 22, 2001	2006	$1.103236	$1.125799	622,742.195
	2005	$1.090274	$1.103236	721,936.000
	2004	$0.968686	$1.090274	765,068.000
	2003	$0.748154	$0.968686	972,325.464
	2002	$1.000000	$0.748154	469,631.102
Growth and Income Portfolio – Service Class	2007	$1.176916	$1.255043	1,109,382.144
Sub-Account inception January 22, 2001	2006	$1.044440	$1.176916	1,241,898.670
	2005	$1.026593	$1.044440	1,188,180.000
	2004	$0.971411	$1.026593	1,279,084.000
	2003	$0.779892	$0.971411	1,196,807.938
	2002	$1.000000	$0.779892	775,032.170

44

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2007	$1.887627	$2.173818	427,112.833
Sub-Account inception January 22, 2001	2006	$1.556126	$1.887627	329,639.367
	2005	$1.379292	$1.556126	239,869.000
	2004	$1.126730	$1.379292	227,167.000
	2003	$0.801779	$1.126730	457,894.273
	2002	$1.000000	$0.801779	231,505.748
International Value Portfolio – Service Class	2007	$1.687119	$1.728144	633,907.236
Sub-Account inception January 22, 2001	2006	$1.398470	$1.687119	558,867.086
	2005	$1.270199	$1.398470	478,504.000
	2004	$1.075381	$1.270199	480,389.000
	2003	$0.800507	$1.075381	593,336.141
	2002	$1.000000	$0.800507	277,264.703
Quality Bond Portfolio – Service Class	2007	$1.130604	$1.151170	2,995,330.527
Sub-Account inception January 22, 2001	2006	$1.103888	$1.130604	2,824,960.719
	2005	$1.095092	$1.103888	3,133,273.000
	2004	$1.078138	$1.095092	3,355,387.000
	2003	$1.043839	$1.078138	3,712,795.332
	2002	$1.000000	$1.043839	2,231,989.027
Money Market Portfolio – Initial Class	2007	$1.028248	$1.062833	4,877,228.676
Sub-Account inception January 4, 1993	2006	$0.997350	$1.028248	439,314.977
	2005	$0.985577	$0.997350	541,274.000
	2004	$0.991945	$0.985577	574,496.000
	2003	$0.999366	$0.991945	827,783.466
	2002	$1.000000	$0.999366	395,266.354
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.297948	$1.343140	2,014,618.361
Sub-Account inception January 22, 2001	2006	$1.142925	$1.297948	2,151,271.493
	2005	$1.110229	$1.142925	2,434,092.000
	2004	$1.020708	$1.110229	2,658,462.000
	2003	$0.808638	$1.020708	2,679,945.470
	2002	$1.000000	$0.808638	1,319,378.010
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.066649	$1.130107	159,915.041
Sub-Account inception January 22, 2001	2006	$0.993117	$1.066649	143,182.391
	2005	$0.0974799	$0.993117	140,126.000
	2004	$0.933524	$0.0974799	142,197.000
	2003	$0.753110	$0.933524	146,367.909
	2002	$1.000000	$0.753110	97,137.681
Core Value Portfolio – Service Class	2007	$1.368734	$1.386653	2,950,643.951
Sub-Account inception January 22, 2001	2006	$1.146008	$1.368734	3,010,425.780
	2005	$1.104555	$1.146008	3,198,004.000
	2004	$1.005558	$1.104555	3,431,452.000
	2003	$0.796103	$1.005558	3,918,930.027
	2002	$1.000000	$0.796103	1,902,726.726
MidCap Stock Portfolio – Service Class	2007	$1.335380	$1.334454	1,347,582.506
Sub-Account inception January 22, 2001	2006	$1.258126	$1.335380	1,379,284.323
	2005	$1.171625	$1.258126	1,535,223.000
	2004	$1.040589	$1.171625	1,471,094.000
	2003	$0.802907	$1.040589	1,575,596.686
	2002	$1.000000	$0.802907	857,601.259
Technology Growth Portfolio – Service Class	2007	$1.080591	$1.218857	334,244.916
Sub-Account inception January 22, 2001	2006	$1.053691	$1.080591	411,102.698
	2005	$1.032968	$1.053691	499,041.000
	2004	$1.045556	$1.032968	484,458.000
	2003	$0.704242	$1.045556	535,884.349
	2002	$1.000000	$0.704242	226,689.487

45

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class	2007	$40.306158	$42.470068	709,007.637
Sub-Account inception January 22, 2001	2006	$35.168825	$40.306158	788,575.077
	2005	$34.249546	$35.168825	946,178.000
	2004	$33.140811	$34.249546	1,078,182.000
	2003	$27.812	$33.140811	1,203,718.062
	2002	$33.933	$27.812	1,287 152.473
	2001	$37.729	$33.933	731,798.395
Developing Leaders Portfolio – Service Class	2007	$96.760742	$84.654356	62,247.149
Sub-Account inception January 22, 2001	2006	$94.774944	$96.760742	66,611.595
	2005	$91.039643	$94.774944	76,936.000
	2004	$83.135053	$91.039643	89,304.000
	2003	$64.177	$83.135053	102,665.847
	2002	$80.652	$64.177	118,808.669
	2001	$86.109	$80.652	57,268.440
Growth and Income Portfolio – Service Class	2007	$32.895597	$35.096982	482,532.287
Sub-Account inception January 22, 2001	2006	$29.178756	$32.895597	484,707.551
	2005	$28.666082	$29.178756	586,839.000
	2004	$27.111778	$28.666082	706,302.000
	2003	$21.756	$27.111778	771,900.341
	2002	$29.595	$21.756	833,823.358
	2001	$32.284	$29.595	503,479.557
International Equity Portfolio – Service Class	2007	$28.036634	$32.303332	252,231.146
Sub-Account inception January 22, 2001	2006	$23.101628	$28.036634	201,039.327
	2005	$20.466423	$23.101628	190,530.000
	2004	$16.710433	$20.466423	158,242.000
	2003	$11.885	$16.710433	142,361.331
	2002	$14.381	$11.885	138,700.796
	2001	$20.866	$14.381	110,400.612
International Value Portfolio – Service Class	2007	$22.089225	$22.637498	393,280.565
Sub-Account inception January 22, 2001	2006	$18.300986	$22.089225	320,774.821
	2005	$16.614190	$18.300986	359,670.000
	2004	$14.059011	$16.614190	370,544.000
	2003	$10.460	$14.059011	355,239.803
	2002	$12.088	$10.460	353,503.947
	2001	$13.994	$12.088	170,087.266
Quality Bond Portfolio – Service Class	2007	$20.752654	$21.140604	1,198,899.915
Sub-Account inception January 22, 2001	2006	$20.25229	$20.752654	1,115,399.767
	2005	$20.081126	$20.25229	1,361,676.000
	2004	$19.760442	$20.081126	1,719,663.000
	2003	$19.122	$19.760442	1,951,639.872
	2002	$18.042	$19.122	2,265,254.374
	2001	$17.410	$18.042	1,074,818.006
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$50.115920	$51.886998	532,668.805
Sub-Account inception January 22, 2001	2006	$44.108437	$50.115920	597,574.721
	2005	$42.825485	$44.108437	735,083.000
	2004	$39.352722	$42.825485	851,824.000
	2003	$31.161	$39.352722	938,076.588
	2002	$40.797	$31.161	995,839.139
	2001	$48.054	$40.797	553,642.667
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$29.124184	$30.872354	129,171.181
Sub-Account inception January 22, 2001	2006	$27.103038	$29.124184	153,854.662
	2005	$26.590087	$27.103038	204,055.000
	2004	$25.451736	$26.590087	266,754.000
	2003	$20.523	$25.451736	296,580.120
	2002	$29.367	$20.523	323,312.675
	2001	$40.334	$29.367	247,846.709

46

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class	2007	$15.248072	$15.455384	1741.007.141
Sub-Account inception January 22, 2001	2006	$12.760567	$15.248072	1913,691.367
	2005	$12.292854	$12.760567	2262,553.000
	2004	$11.185612	$12.292854	2610,969.000
	2003	$8.851	$11.185612	2961,976.471
	2002	$11.703	$8.851	3170,761.237
	2001	$11.989	$11.703	1644,988.805
MidCap Stock Portfolio – Service Class	2007	$15.382701	$15.379636	898,116.093
Sub-Account inception January 22, 2001	2006	$14.485637	$15.382701	984.212.009
	2005	$13.483092	$14.485637	1,135,340.000
	2004	$11.969158	$13.483092	1,272,820.000
	2003	$9.231	$11.969158	1,559,798.923
	2002	$10.715	$9.231	1,593,930.290
	2001	$10.832	$10.715	837,658.891
Technology Growth Portfolio – Service Class	2007	$6.663957	$7.520377	507,777.732
Sub-Account inception January 22, 2001	2006	$6.494902	$6.663957	589,483.687
	2005	$6.364074	$6.494902	725,916.000
	2004	$6.438464	$6.364074	947,014.000
	2003	$4.335	$6.438464	1,011,216.368
	2002	$7.274	$4.335	1,080,609.769
	2001	$12.401	$7.274	967,986.322
Transamerica Equity – Initial Class	2007	$15.582415	$17.868537	1,191,380.144
Sub-Account inception May 1, 1998	2006	$14.533536	$15.582415	1,418,734.009
	2005	$12.645276	$14.533536	1,706,680.000
	2004	$11.072522	$12.645276	1,944,521.000
	2003	$8.556	$11.072522	2,279,895.239
	2002	$11.157	$8.556	2,689,539.614
	2001	$13.736	$11.157	3,352,423.693
	2000	$15.422	$13.736	3,644,221.142
	1999	$11.35	$15.422	2,963,758.863
	1998	$10.00	$11.35	1,634,054.907
Appreciation Portfolio – Initial Class	2007	$40.942145	$43.253484	2,123,526.288
Sub-Account inception April 5, 1993	2006	$35.641053	$40.942145	2,719,350.369
	2005	$34.622873	$35.641053	3,470665.000
	2004	$33.422396	$34.622873	4,340,754.000
	2003	$27.969	$33.422396	5,195,190.333
	2002	$34.053	$27.969	6,064,087.558
	2001	$38.077	$34.053	7,366,868.292
	2000	$38.862	$38.077	8,193,471.439
	1999	$35.36	$38.862	8,513,807.354
	1998	$27.532	$35.36	8,121,246.029
	1997	$21.802	$27.532	6,447,159.634
Developing Leaders Portfolio – Initial Class	2007	$98.325236	$86.236431	495,096.316
Sub-Account inception January 4, 1993	2006	$96.076039	$98.325236	665,893.583
	2005	$92.075988	$96.076039	820,661.000
	2004	$83.858469	$92.075988	1,053,370.000
	2003	$64.569	$83.858469	1,256,012.232
	2002	$80.956	$64.569	1,495,667.076
	2001	$87.446	$80.956	1,755,966.852
	2000	$78.255	$87.446	2,018,390.168
	1999	$64.44	$78.255	2,096,729.991
	1998	$67.668	$64.44	2,615,765.058
	1997	$58.773	$67.668	2,954,842.907
Growth and Income Portfolio – Initial Class	2007	$33.290226	$35.600677	1,652,549.563
Sub-Account inception December 15, 1994	2006	$29.477130	$33.290226	2,007,269.480
	2005	$28.919251	$29.477130	2,501,194.000
	2004	$27.287406	$28.919251	3,208,623.000
	2003	$21.861	$27.287406	3,953,385.811
	2002	$29.686	$21.861	4,679,209.677
	2001	$31.974	$29.686	5,926,304.581
	2000	$33.694	$31.974	6,432,258.706
	1999	$29.23	$33.694	6,548,394.692
	1998	$26.509	$29.23	7,270,897.396
	1997	$23.131	$26.509	7,480,387.355

47

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Initial Class	2007	$28.474959	$32.885347	920,168.013
Sub-Account inception December 15, 1994	2006	$23.415907	$28.474959	1,039,764.625
	2005	$20.689400	$23.415907	1,171,431.000
	2004	$16.840959	$20.689400	1,341,234.000
	2003	$11.951	$16.840959	1,528,041.258
	2002	$14.416	$11.951	1,803,441.127
	2001	$20.643	$14.416	2,253,497.876
	2000	$25.038	$20.643	2,629,168.557
	1999	$15.89	$25.038	2,296,712.753
	1998	$15.422	$15.89	2,456,885.911
	1997	$14.267	$15.422	2,176,230.247
International Value Portfolio – Initial Class	2007	$22.181979	$22.782630	801,713.510
Sub-Account inception May 1, 1996	2006	$18.346912	$22.181979	810,624.991
	2005	$16.625294	$18.346912	927,170.000
	2004	$14.046184	$16.625294	972,539.000
	2003	$10.445	$14.046184	983,345.859
	2002	$12.067	$10.445	1,135,394.813
	2001	$14.101	$12.067	1,164,395.489
	2000	$14.846	$14.101	1,377,476.194
	1999	$11.78	$14.846	1,432,408.023
	1998	$10.982	$11.78	1,380,692.935
	1997	$10.244	$10.982	1,047,389.002
Quality Bond Portfolio – Initial Class	2007	$21.078909	$21.522.606	1,846,588.028
Sub-Account inception January 4, 1993	2006	$20.505219	$21.078909	1,928,763.709
	2005	$20.288656	$20.505219	2,466,082.000
	2004	$19.903122	$20.288656	3,046,514.000
	2003	$19.231	$19.903122	3,890,535.749
	2002	$18.095	$19.231	4,901,782.851
	2001	$17.199	$18.095	4,966,205.213
	2000	$15.683	$17.199	4,333,498.116
	1999	$15.88	$15.683	5,010,813.856
	1998	$15.260	$15.88	5,030,446.431
	1997	$14.142	$15.260	4,020,220.452
Money Market – Initial Class	2007	$1.391426	$1.438946	126,221,534.582
Sub-Account inception January 4, 1993	2006	$1.348960	$1.391426	32,839,018.722
	2005	$1.332390	$1.348960	35,907,831.000
	2004	$1.340330	$1.332390	40,261,346.000
	2003	$1.3497	$1.340330	53,137,961.912
	2002	$1.349	$1.3497	77,153,614.929
	2001	$1.316	$1.349	81,225,135.541
	2000	$1.258	$1.316	59,855,370.259
	1999	$1.22	$1.258	64,761,299.670
	1998	$1.175	$1.22	53,939,642.196
	1997	$1.132	$1.175	42,660,950.364
Dreyfus Stock Index Fund, Inc. – Initial Class	2007	$50.907734	$52.839247	1,629,949.922
Sub-Account inception January 4, 1993	2006	$44.692069	$50.907734	2,061,312.563
	2005	$43.285226	$44.692069	2,516,402.000
	2004	$39.671542	$43.285226	3,149,253.000
	2003	$31.34	$39.671542	3,648,176.310
	2002	$40.930	$31.34	4,126,592.432
	2001	$47.264	$40.930	5,101,627.890
	2000	$52.828	$47.264	5,610,267.635
	1999	$44.42	$52.828	5,113,716.960
	1998	$35.128	$44.42	4,443,711.383
	1997	$26.791	$35.128	3,357,236.245
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Class	2007	$29.581501	$31.441964	660,378.026
Sub-Account inception October 7, 1993	2006	$27.467342	$29.581501	909,845.859
	2005	$26.878966	$27.467342	1,125,864.000
	2004	$25.662502	$26.878966	1,388,317.000
	2003	$20.651	$25.662502	1,679,623.544
	2002	$29.472	$20.651	2,085,657.987
	2001	$38.602	$29.472	2,795,959.566
	2000	$43.996	$38.602	3,085,982.201
	1999	$34.30	$43.996	2,399,067.265
	1998	$26.879	$34.30	1,744,708.001
	1997	$21.221	$26.879	1,335,814.063

48

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Initial Class	2007	$15.350987	$15.591518	1,619592.985
Sub-Account inception May 1, 1998	2006	$12.831642	$15.350987	1,668932.256
	2005	$12.340986	$12.831642	2,014296.000
	2004	$11.213553	$12.340986	2,409688.000
	2003	$8.854	$11.213553	2,399640.235
	2002	$11.703	$8.854	2611095.265
	2001	$12.120	$11.703	2,768228.725
	2000	$10.967	$12.120	1,671632.569
	1999	$9.29	$10.967	618,554.557
	1998	$10.00	$9.29	95,759.521
MidCap Stock Portfolio – Initial Class	2007	$15.530866	$15.544555	1,305,589.291
Sub-Account inception May 1, 1998	2006	$14.615194	$15.530866	1,788,353.701
	2005	$13.574236	$14.615194	2,244,785.000
	2004	$12.024296	$13.574236	2,549,132.000
	2003	$9.256	$12.024296	2,733,761.281
	2002	$10.726	$9.256	2,754,004.474
	2001	$11.244	$10.726	2,863,076.333
	2000	$10.529	$11.244	2,352,335.934
	1999	$9.63	$10.529	677,575.571
	1998	$10.00	$9.63	467,292.833
Technology Growth Portfolio – Initial Class	2007	$6.778873	$7.669115	2,361,039.682
Sub-Account inception October 1, 1999	2006	$6.590565	$6.778873	3,161,588.743
	2005	$6.437911	$6.590565	3,927,283.000
	2004	$6.498373	$6.437911	5,095,148.000
	2003	$4.365	$6.498373	6,009,063.878
	2002	$7.305	$4.365	6,505,016.042
	2001	$11.078	$7.305	8,574,826.108
	2000	$15.383	$11.078	9,024,925.748
	1999	$10.00	$15.383	2,898,342.133

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Equity VP – Initial Class(1)	2007	$1.541267	$1.769136	69,299.643
Sub-Account inception May 1, 1998	2006	$1.436101	$1.541267	113,676.706
	2005	$1.248282	$1.436101	72,960.000
	2004	$1.091940	$1.248282	47,357.000
	2003	$0.842931	$1.091940	43,548.632
	2002	$1.000000	$0.842931	55,649.635
Appreciation Portfolio – Service Class	2007	$1.218288	$1.284966	2.407,320.669
Sub-Account inception January 22, 2001	2006	$1.061961	$1.218288	2,695,398.530
	2005	$1.033187	$1.061961	3,041,573.000
	2004	$0.998754	$1.033187	3,211,030.000
	2003	$0.837329	$0.998754	3,442,054.087
	2002	$1.000000	$0.837329	1,152,464.949
Developing Leaders Portfolio – Service Class	2007	$1.133591	$0.992750	446,760.263
Sub-Account inception January 22, 2001	2006	$1.109241	$1.133591	601,316.426
	2005	$1.064476	$1.109241	671,516.000
	2004	$0.971085	$1.064476	662,380.000
	2003	$0.748900	$0.971085	597,001.992
	2002	$1.000000	$0.748900	265,683.254
Growth and Income Portfolio – Service Class	2007	$1.185061	$1.265618	605,783.934
Sub-Account inception January 22, 2001	2006	$1.050136	$1.185061	451,803.920
	2005	$1.030669	$1.050136	566,172.000
	2004	$0.973826	$1.030669	576,194.000
	2003	$0.780676	$0.973826	666,792.985
	2002	$1.000000	$0.780676	480,758.647

49

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class	2007	$1.900731	$2.192161	193,194.949
Sub-Account inception January 22, 2001	2006	$1.564621	$1.900731	188,094.544
	2005	$1.384779	$1.564621	154,923.000
	2004	$1.129519	$1.384779	134,601.000
	2003	$0.802572	$1.129519	154,826.113
	2002	$1.000000	$0.802572	62,516.133
International Value Portfolio – Service Class	2007	$1.698797	$1.742696	411,957.056
Sub-Account inception January 22, 2001	2006	$1.406073	$1.698797	386,132.186
	2005	$1.275222	$1.406073	403,033.000
	2004	$1.078034	$1.275222	392,995.000
	2003	$0.801301	$1.078034	432,606.442
	2002	$1.000000	$0.801301	197,462.003
Quality Bond Portfolio – Service Class	2007	$1.138430	$1.160859	3,669,557.399
Sub-Account inception January 22, 2001	2006	$1.109887	$1.138430	3,616,035.980
	2005	$1.099429	$1.109887	4,195,283.000
	2004	$1.080807	$1.099429	4,757,185.000
	2003	$1.044870	$1.080807	5,082,325.772
	2002	$1.000000	$1.044870	1,960,946.036
Money Market Portfolio – Initial Class	2007	$1.035356	$1.071773	3,512,649.911
Sub-Account inception January 4, 1993	2006	$1.0027640	$1.035356	758,300.759
	2005	$0.989478	$1.0027640	523,734.000
	2004	$0.994396	$0.989478	518,366.000
	2003	$1.000352	$0.994396	818,219.148
	2002	$1.000000	$1.000352	385,823.081
Dreyfus Stock Index Fund, Inc. – Service Class	2007	$1.306942	$1.354472	2,426,889.780
Sub-Account inception January 22, 2001	2006	$1.149142	$1.306942	2,708,040.028
	2005	$1.114620	$1.149142	2,723,433.000
	2004	$1.023219	$1.114620	2,767,334.000
	2003	$0.809430	$1.023219	2,406,711.640
	2002	$1.000000	$0.809430	871,193.095
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2007	$1.074032	$1.139638	153,322.816
Sub-Account inception January 22, 2001	2006	$0.998515	$1.074032	159,276.298
	2005	$0.978656	$0.998515	157,734.000
	2004	$0.935828	$0.978656	232,538.000
	2003	$0.753859	$0.935828	215,521.606
	2002	$1.000000	$0.753859	95,486.763
Core Value Portfolio – Service Class	2007	$1.378233	$1.398348	1,607,192.458
Sub-Account inception January 22, 2001	2006	$1.152258	$1.378233	1,792,437.255
	2005	$1.108933	$1.152258	2,073,521.000
	2004	$1.008051	$1.108933	2,195,500.000
	2003	$0.796894	$1.008051	2,193,220.004
	2002	$1.000000	$0.796894	983,770.185
MidCap Stock Portfolio – Service Class	2007	$1.344626	$1.345693	844,573.886
Sub-Account inception January 22, 2001	2006	$1.264968	$1.344626	873,328.659
	2005	$1.176271	$1.264968	992,114.000
	2004	$1.043162	$1.176271	1,028,138.000
	2003	$0.803700	$1.043162	912,997.391
	2002	$1.000000	$0.803700	535,717.020
Technology Growth Portfolio – Service Class	2007	$1.088089	$1.229139	134,693.791
Sub-Account inception January 22, 2001	2006	$1.059442	$1.088089	136,396.712
	2005	$1.037076	$1.059442	220,934.000
	2004	$1.048150	$1.037076	262,023.000
	2003	$0.704948	$1.048150	172,388.483
	2002	$1.000000	$0.704948	93,573.701

(1)	Formerly known as Transamerica Equity.

50

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Occidental Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Occidental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

A member firm of Ernst & Young Global Limited

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the financial statements, in 2006 Transamerica Occidental Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 3 to the financial statements, in 2005 Transamerica Occidental Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities.

[GRAPHIC]

March 28, 2008

A member firm of Ernst & Young Global Limited

Transamerica Occidental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$264,908	$273,716
Unaffiliated	16,206,188	16,488,866
Preferred stocks:
Affiliated entities	9,728	9,452
Unaffiliated	545,135	718,501
Common stocks:
Affiliated entities (cost: 2007 – $1,009,764; 2006 – $974,175)	2,051,127	1,460,978
Unaffiliated (cost: 2007 – $162,676; 2006 – $221,815)	176,641	255,727
Mortgage loans on real estate	4,545,014	4,332,562
Real estate, at cost (land)	186	186
Properties held for sale	8,812	8,685
Policy loans	390,494	387,465
Cash, cash equivalents and short-term investments	574,048	556,775
Receivables for securities	1,799	70,259
Other invested assets	1,832,340	1,580,243

Total cash and invested assets	26,606,420	26,143,415
Net deferred income tax asset	132,026	99,886
Due and accrued investment income	295,139	308,326
Premiums deferred and uncollected	243,654	324,557
Reinsurance receivable	318,770	196,663
Receivable from parent, subsidiaries and affiliates	169,099	231,049
Accounts receivable	58,214	44,374
General agents pension fund	76,748	73,036
Reinsurance deposit receivable	120,582	112,956
Goodwill	69,719	78,993
Other admitted assets	144,842	155,145
Separate account assets	2,776,745	2,575,661

Total admitted assets	$31,011,958	$30,344,061

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$8,099,723	$7,717,859
Annuity	4,615,448	4,834,728
Accident and health	219,556	190,440
Liability for deposit-type contracts	9,198,791	9,230,957
Policy and contract claim reserves:
Life	282,711	227,839
Accident and health	47,080	74,552
Other policyholders’ funds	16,232	15,080
Municipal reverse repurchase agreements	270,370	455,262
Remittances and items not allocated	263,227	255,811
Borrowed money	—	312,669
Asset valuation reserve	548,657	533,632
Interest maintenance reserve	236,189	228,882
Funds held under coinsurance and other reinsurance treaties	251,147	189,081
Reinsurance in unauthorized reinsurers	48,805	31,481
Commissions and expense allowances payable on reinsurance assumed	84,745	72,918
Federal and foreign income taxes payable	68,807	66,303
Payable to affiliates	158,861	157,228
Payable for securities	21,600	1,359
Securities lending liability	76,851	72,132
Transfers from separate accounts due or accrued	(78,921)	(71,838)
Other liabilities	293,859	354,633
Separate account liabilities	2,690,282	2,500,905

Total liabilities	27,414,020	27,451,913
Capital and surplus:
Common stock, $12.50 per share par value 4,000,000 shares authorized, 1,104,117 issued and outstanding	13,802	13,802
Preferred stock, $12.50 per share par value, 1,103,466 shares authorized, 1,103,466 issued and outstanding (total liquidation value -$825,000)	13,793	13,793
Paid-in surplus	1,672,352	1,673,875
Unassigned surplus	1,897,991	1,190,678

Total capital and surplus	3,597,938	2,892,148

Total liabilities and capital and surplus	$31,011,958	$30,344,061

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,648,957	$1,346,295	$1,475,919
Annuity	407,215	542,149	515,152
Accident and health	87,554	75,728	50,035
Net investment income	1,399,174	1,376,785	1,317,883
Amortization of interest maintenance reserve	20,515	21,349	22,025
Commissions and expense allowances on reinsurance ceded	50,454	(337,913)	64,089
Income from fees associated with investment management, administration and contract guarantees for separate accounts	20,373	22,237	25,228
Modified coinsurance reserve adjustment	(116,533)	(179,964)	(184,964)
Consideration on reinsurance recapture	2,284	955,428	413,911
Other income	46,317	173,616	34,814

	3,566,310	3,995,710	3,734,092
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	955,077	874,862	757,001
Annuity benefits	558,323	575,850	592,316
Surrender benefits	949,303	911,212	841,440
Other benefits	524,042	484,555	328,545
Increase (decrease) in aggregate reserves for policies and contracts:
Life	369,502	1,205,012	750,331
Annuity	(219,594)	(107,240)	(31,428)
Accident and health	29,117	24,514	28,905

	3,165,770	3,968,765	3,267,110
Insurance expenses:
Commissions	736,128	666,668	833,417
General insurance expenses	271,424	233,280	256,498
Taxes, licenses and fees	55,355	46,293	52,309
Net transfer from separate accounts	(286,123)	(221,422)	(256,274)
Modified coinsurance interest adjustment	(258,887)	(303,164)	(190,732)
Other	(36,249)	68,947	3,596

	481,648	490,602	698,814

Total benefits and expenses	3,647,418	4,459,367	3,965,924

Loss from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	$(81,108)	$(463,657)	$(231,832)

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Dividends to policyholders	$14,929	$14,298	$15,290

Loss from operations before federal income tax expense and net realized capital gains on investments	(96,037)	(477,955)	(247,122)
Federal income tax expense	53,910	10,624	168,714

Loss from operations before net realized capital gains on investments	(149,947)	(488,579)	(415,836)
Net realized capital gains on investments (net of related federal income taxes and amounts transferred from/to interest maintenance reserve)	51,961	27,242	36,471

Net loss	$(97,986)	$(461,337)	$(379,365)

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Changes in Capital

and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$13,793	$13,793	$200,000	$1,670,170	$844,305	$2,742,061
Cumulative effect of change in accounting principles	—	—	—	—	44,010	44,010
Net loss	—	—	—	—	(379,365)	(379,365)
Change in non-admitted assets	—	—	—	—	96,536	96,536
Change in unrealized capital gains/losses	—	—	—	—	36,624	36,624
Change in asset valuation reserve	—	—	—	—	(104,593)	(104,593)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	26,662	26,662
Change in surplus in separate accounts	—	—	—	—	9,528	9,528
Change in net deferred income tax asset	—	—	—	—	(55,353)	(55,353)
Correction of errors	—	—	—	—	(11,748)	(11,748)
Change in surplus due to reinsurance	—	—	—	—	503,269	503,269
Dividend to stockholder	—	—	—	—	(300,000)	(300,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	3,124	—	3,124

Balance at December 31, 2005	13,793	13,793	200,000	1,673,294	709,875	2,610,755
Cumulative effect of change in accounting principles					303	303
Net loss	—	—	—	—	(461,337)	(461,337)
Change in non-admitted assets	—	—	—	—	(42,810)	(42,810)
Change in unrealized capital gains/losses	—	—	—	—	391,583	391,583
Change in asset valuation reserve	—	—	—	—	(153,971)	(153,971)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(9,082)	(9,082)
Change in surplus in separate accounts	—	—	—	—	5,492	5,492
Change in net deferred income tax asset	—	—	—	—	69,620	69,620
Change in surplus due to reinsurance	—	—	—	—	735,082	735,082
Redemption of surplus note	—	—	(200,000)	—	—	(200,000)
Dividend to stockholder	—	—	—	—	(54,068)	(54,068)
Dissolution of subsidiary – Ammest	9	—	—	—	(9)	—
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	581	—	581

Balance at December 31, 2006	$13,802	$13,793	$—	$1,673,875	$1,190,678	$2,892,148

Transamerica Occidental Life Insurance Company

Statements of Changes in Capital

and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$13,802	$13,793	$—	$1,673,875	$1,190,678	$2,892,148
Net loss	—	—	—	—	(97,986)	(97,986)
Change in non-admitted assets	—	—	—	—	30,726	30,726
Change in unrealized capital gains/losses	—	—	—	—	621,281	621,281
Change in asset valuation reserve	—	—	—	—	(15,025)	(15,025)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(17,324)	(17,324)
Change in surplus in separate accounts	—	—	—	—	11,706	11,706
Change in net deferred income tax asset	—	—	—	—	22,304	22,304
Change in surplus due to reinsurance	—	—	—	—	364,307	364,307
Dividend to stockholder	—	—	—	—	(200,000)	(200,000)
Change in reserve on account of change in valuation basis	—	—	—	—	(12,676)	(12,676)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	(1,523)	—	(1,523)

Balance at December 31, 2007	$13,802	$13,793	$—	$1,672,352	$1,897,991	$3,597,938

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$2,230,817	$1,968,614	$1,973,281
Net investment income received	1,453,999	1,442,207	1,332,223
Miscellaneous income	21,089	1,186,448	715,533
Benefit and loss related payments	(2,201,432)	(2,869,880)	(2,180,095)
Net transfers from separate accounts	11,522	535,844	691,900
Commissions, expenses paid and aggregate write-ins for deductions	(699,225)	(744,092)	(894,807)
Dividends paid to policyholders	(14,908)	(16,214)	(15,867)
Federal and foreign income taxes paid	(114,998)	(61,106)	(102,524)

Net cash provided by operating activities	686,864	1,441,821	1,519,644
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	11,186,559	10,378,115	6,826,389
Stocks	580,620	948,031	132,636
Mortgage loans	703,319	875,037	910,676
Real estate and properties held for sale	—	12,884	—
Other invested assets	243,251	174,310	175,925
Miscellaneous proceeds	102,843	16,045	12,679

Total investment proceeds	12,816,592	12,404,422	8,058,305
Cost of investments acquired:
Bonds	(10,923,302)	(9,795,370)	(7,580,059)
Stocks	(317,232)	(1,089,068)	(128,267)
Mortgage loans	(917,522)	(838,014)	(2,178,051)
Real estate and properties held for sale	(127)	(207)	(10)
Other invested assets	(329,048)	(419,214)	(273,159)
Miscellaneous applications	(23)	(87,870)	(83,107)

Total cost of investments acquired	(12,487,254)	(12,229,743)	(10,242,653)
Net (increase) decrease in policy loans	(2,930)	(1,878)	718

Net cost of investments acquired	(12,490,184)	(12,231,621)	(10,241,935)

Net cash provided by (used in) investing activities	326,408	172,801	(2,183,630)

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Repayments of surplus and capital notes	$—	$(200,000)	$—
Net borrowed funds received (repaid)	(311,251)	311,251	—
Net deposits on deposit-type contracts and other insurance liabilities	(533,118)	(584,157)	1,557,088
Dividends to stockholder	(200,000)	(54,068)	(300,000)
Funds held in reinsurance treaties with unauthorized companies	62,067	(241,981)	(54,950)
Funds held under coinsurance	(13)	(8,348)	(5,849)
Transfer due to reinsurance novation to subsidiary	—	(1,004,909)	—
Other cash provided (applied)	(13,684)	118,521	(555,152)

Net cash provided by (used in) financing and miscellaneous activities	(995,999)	(1,663,691)	641,137

Net increase (decrease) in cash, cash equivalents and short-term investments	17,273	(49,069)	(22,849)
Cash, cash equivalents and short-term investments:
Beginning of year	556,775	605,844	378,693

End of year	$574,048	$556,775	$605,844

Non-cash proceeds:

Mortgage loan transferred to real estate	$—	$—	$14,345

Hybrid schedule reclass	$13,324	$584,551	$—

See accompanying notes.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. As of December 31, 2007, the Company’s common shares were wholly owned by Transamerica International Holdings, Inc. (TIHI), and its preferred shares were wholly owned by Transamerica Corporation (Transamerica). Prior to December 31, 2007, the Company’s common shares were wholly owned by Transamerica Service Company (TSC). Prior to December 29, 2006, the preferred shares of the Company were held by Scottish Equitable Finance Limited (Scottish Equitable). TIHI, Transamerica and Scottish Equitable are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company provides life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company’s customers are primarily in the United States, and the Company’s products are distributed in 49 states and the District of Columbia, American Samoa, Guam, Puerto Rico and the U.S. Virgin Islands.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g. CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, all derivatives are reported on the balance sheet at fair value. The effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value. The change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Non-Admitted Assets: Certain assets designated as “non-admitted”, primarily deferred tax assets and general agents pension fund and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received, and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is non-admitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Preferred Stock: The preferred stock of the Company, which is mandatorily redeemable, is classified by the Company as capital and surplus. The unconditional obligation requiring the Company to redeem the stock at a specified date would require that the Company classify the stock as a liability for GAAP purposes.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated redeemable preferred stocks in good standing are reported at cost or amortized cost. Investments in redeemable preferred stocks not in good standing are reported at the lower of cost, amortized cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus along with any adjustment for federal taxes.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $13,324 and $584,551 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with Statutory Accounting Principles (SSAP) No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

The Company’s insurance subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. All other noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-downs for its investments in joint ventures or limited partnerships during the years ended December 31, 2007, 2006 or 2005.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006 the Company excluded investment income due and accrued of $1,045 and $58, respectively, with respect to such practices.

Investments are reviewed on an ongoing basis for impairment. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value and a specific writedown is taken. Such reductions in carrying amounts are recognized as realized losses on investments.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded in unassigned surplus. Futures are marked to market on a daily basis, and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Capped floating rate commercial mortgage loans and interest rate caps that meet hedge accounting rules are carried at amortized cost in the financial statements. Gains or losses upon an early termination would be reflected in the IMR similar to the hedged instrument.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company utilizes forward-starting swaps as hedges for forecasted asset purchases. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable of occurring, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through unassigned surplus.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

The carrying value of derivative instruments is reflected in either the other invested assets or the derivatives (liability) line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $39,692 and $34,389, respectively, were reflected as a liability within the financial statements.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $24,877, $30,023 and $34,812, in 2007, 2006 and 2005, respectively. In addition, the Company received $20,373, $22,237 and $25,228 in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as an increase or decrease directly to the liability balance and are not reported as premiums, benefits or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received, and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense (benefit) of $(2,451), $274 and $2,691 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $929, $307 and $433, for years ended December 31, 2007, 2006 and 2005, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2005 and 2006 financial statements to conform to the 2007 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the explicit permission of the Deputy Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9. If TLB was valued based upon GAAP equity adjusted to a statutory basis, surplus would decrease by $16,158 as of December 31, 2007 and increase by $614 as of December 31, 2006.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net loss, State of Iowa basis	$(97,986)	$(461,337)	$(379,365)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net loss, NAIC SAP	$(97,986)	$(461,337)	$(379,365)

Statutory surplus, State of Iowa basis	$3,597,938	$2,892,148	$2,610,755
State prescribed practice for secondary guarantee reinsurance	(1,708,192)	(1,239,657)	(324,210)
State permitted practice for value of wholly-owned foreign life subsidiary	(16,158)	614	—

Statutory surplus, NAIC SAP	$1,873,588	$1,653,105	$2,286,545

3. Accounting Changes and Correction of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that increased unassigned surplus by $303 at January 1, 2006.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities. According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance entities were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle, which increased unassigned surplus, by $44,010 in 2005.

During 2005, the Company received a “no objection” review from the Insurance Division, Department of Commerce, of the State of Iowa for correction of errors relating to the establishment of an immediate payment of claims liability and the impact of using the appropriate net premium in the valuation of certain traditional reserves.

The net impact to 2005 surplus was composed of the following items:

Increase reserves on traditional life and universal life policies issued prior to January 1, 1995, to include a reserve for Immediate Payment of Claims (previously there was no IPC reserve on this block)	$(50,380)
Increase in surplus relating to the use of the appropriate net premium in calculating due and deferred premium	38,632

Net decrease credited directly to unassigned surplus	$(11,748)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate floors and caps are based upon the latest quoted market price. The estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential as of the balance sheet date for similar swap agreements. The carrying value of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Separate Accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment Contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Borrowed Money: Fair values for borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Receivable From or Payable to Parents, Subsidiaries and Affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Bonds, other than affiliates	$16,206,188	$16,203,265	$16,488,866	$16,852,177
Preferred stocks, other than affiliates	545,135	519,142	718,501	753,501
Common stocks, other than affiliates	176,641	176,641	255,727	255,727
Mortgage loans on real estate, other than affiliates	4,507,913	4,497,005	4,301,048	4,356,148
Policy loans	390,494	390,494	387,465	387,465
Derivatives:
Floors, caps, options and swaptions	63	63	10	10
Interest rate and currency swaps	(39,755)	(22,103)	(34,399)	(2,852)
Credit default swaps	—	324,282	—	335,262
Cash, cash equivalents and short-term investments, other than affiliates	171,248	171,248	280,875	280,875
Receivable from parent, subsidiaries and affiliates	169,099	169,099	231,049	231,049
Separate account assets	2,776,745	2,776,745	2,575,661	2,575,661
Liabilities
Investment contract liabilities	11,078,333	11,120,735	11,478,713	11,498,634
Borrowed money	—	—	312,669	312,669
Payable to parent, subsidiaries and affiliates	158,861	158,861	157,228	157,228
Separate account annuity liabilities	2,316,497	2,316,497	2,132,216	2,132,216

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2007		2006
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly owned subsidiaries:
NEF Investment Company	$1,278	$—	$1,278	$—
Transamerica Life Insurance Company	678,418	1,685,600	678,418	1,165,228
USA Administration Services Inc.	16,161	134	16,161	290
Transamerica Life (Bermuda) Ltd.	169,430	267,825	134,430	189,240
Asia Investments Holdings, LTD	1,164	—	1,164	—

	866,451	1,953,559	831,451	1,354,758
Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	141,438	95,326	141,438	104,750
Real Estate Alternatives Portfolio 3A Inc. (10% of issued and outstanding shares)	1,875	2,242	1,286	1,470

	$1,009,764	$2,051,127	$974,175	$1,460,978

Additionally, the Company holds preferred stock of USA Administration Services Inc. with a carrying value of $1,739 and $1,739 at December 31, 2007 and 2006, respectively.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2007 and 2006, respectively. The cost of the preferred shares is $7,162.

The Company purchased 17.2% of the outstanding preferred shares of Malibu Loan Fund Ltd. during 2006. At December 31, 2007 and 2006, the carrying value of these shares was $827 and $551, respectively. The cost of the preferred shares is $827 and $551, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2007 and 2006, the Company’s carrying value for these two affiliated entities was $181,377 and $195,001, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2007	2006
Real estate	$188,403	$190,751
Other assets	19,204	27,681

Total assets	$207,607	$218,432

	December 31
	2007	2006
Current liabilities	$26,230	$23,431
Total member’s interest	181,377	195,001

Total liabilities and member’s interest	$207,607	$218,432

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$1,271,337	$39,736	$17,525	$731	$1,292,817
State, municipal and other government	181,254	19,541	196	121	200,478
Public utilities	1,131,987	48,503	11,314	5,766	1,163,410
Industrial and miscellaneous	8,724,925	308,805	86,428	104,570	8,842,732
Mortgage and other asset- backed securities	4,896,685	33,328	37,754	188,431	4,703,828

	16,206,188	449,913	153,217	299,619	16,203,265
Unaffiliated preferred stocks	545,135	7,368	7,127	26,234	519,142

	$16,751,323	$457,281	$160,344	$325,853	$16,722,407

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$1,512,572	$22,278	$17,721	$2,472	$1,514,657
State, municipal and other government	268,893	24,368	2,593	284	290,384
Public utilities	1,149,454	62,102	10,402	3,494	1,197,660
Industrial and miscellaneous	8,935,264	424,224	103,261	32,122	9,224,105
Mortgage and other asset- backed securities	4,622,683	40,161	34,041	3,432	4,625,372

	16,488,866	573,133	168,018	41,804	16,852,177
Unaffiliated preferred stocks	718,501	40,300	4,137	1,163	753,501

	$17,207,367	$613,433	$172,155	$42,967	$17,605,678

The Company held bonds and preferred stock at December 31, 2007 and 2006, with a carrying value of $3,825 and $7,602, respectively, and amortized cost of $6,941 and $9,062, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 548 and 724 securities with a carrying value of $3,202,354 and $4,597,358 and an unrealized loss of $160,344 and $172,155 with an average price of 95.0 and 96.2 (NAIC market value/amortized cost). Of this portfolio, 95.7% and 95.9% were investment grade with associated unrealized losses of $138,502 and $149,586, respectively.

At December 31, 2007 and 2006, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 774 and 529 securities with a carrying value of $6,422,879 and $3,158,334 and an unrealized loss of $325,853 and $42,967 with an average price of 94.9 and 98.6 (NAIC market value/amortized cost). Of this portfolio, 93.7% and 96.8% were investment grade with associated unrealized losses of $288,209 and $40,183, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$485,907	$80,743	$566,650
State, municipal and other government	2,295	9,443	11,738
Public utilities	213,348	214,351	427,699
Industrial and miscellaneous	1,633,992	2,454,039	4,088,031
Mortgage and other asset-backed securities	613,555	3,075,674	3,689,229

	2,949,097	5,834,250	8,783,347
Preferred stocks	92,911	262,777	355,688

	$3,042,008	$6,097,027	$9,139,035

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$795,903	$296,792	$1,092,695
State, municipal and other government	52,933	13,303	66,236
Public utilities	265,842	193,440	459,282
Industrial and miscellaneous	2,343,486	1,704,457	4,047,943
Mortgage and other asset-backed securities	828,040	828,576	1,656,616

	4,286,204	3,036,568	7,322,772
Preferred stocks	138,998	78,799	217,797

	$4,425,202	$3,115,367	$7,540,569

The carrying amount and estimated fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$224,842	$225,134
Due after one year through five years	2,949,237	2,987,245
Due after five years through ten years	3,302,465	3,285,161
Due after ten years	4,832,959	5,001,897

	11,309,503	11,499,437
Mortgage and other asset-backed securities	4,896,685	4,703,828

	$16,206,188	$16,203,265

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2007 or 2006.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$484,775	$485,226	$434,272
Collateralized Debt Obligations	800	800	800

	$485,575	$486,026	$435,072

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$786	$786	$770

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

A detail of net investment income (loss) is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$1,046,615	$1,067,740	$1,042,982
Preferred stocks	41,920	55,905	6,801
Common stocks	30,705	4,280	4,036
Mortgage loans	277,798	268,938	253,439
Real estate	1,230	653	2,519
Policy loans	26,069	25,872	26,548
Cash, cash equivalents and short-term investments	25,574	13,280	8,006
Derivative instruments	(5,337)	(24,747)	(38,548)
Other invested assets	22,718	25,249	66,793
Other	4,257	7,599	7,492

Gross investment income	1,471,549	1,444,769	1,380,068
Less investment expenses	(72,375)	(67,984)	(62,185)

Net investment income	$1,399,174	$1,376,785	$1,317,883

Proceeds from sales and maturities of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$11,484,782	$11,087,866	$6,850,357

Gross realized gains	$120,912	$88,162	$94,724
Gross realized losses	(114,009)	(106,913)	(48,198)

Net realized capital gains (losses)	$6,903	$(18,751)	$46,526

Gross realized losses in 2007, 2006 and 2005 include $30,211, $21,070 and $8,724, respectively, which relate to losses recognized on other than temporary declines in market values of bonds and preferred stocks.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2007, investments with an aggregate carrying value of $5,763 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$223	$(22,320)	$45,794
Preferred stocks	6,680	3,569	732
Common stocks	47,562	11,903	15,410
Derivatives	3,337	5,011	(2,370)
Other invested assets	86,501	56,560	32,705

	144,303	54,723	92,271
Federal income tax effect	(64,520)	(28,158)	(28,274)
Transfer to interest maintenance reserve	(27,822)	677	(27,526)

Net realized capital gains on investments	$51,961	$27,242	$36,471

	Change in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$(1,656)	$22,332	$(20,416)
Preferred stocks	263	1,178	39
Common stocks	536,642	328,209	38,992
Derivatives	4,245	(15,902)	27,458
Other invested assets	107,793	94,177	(9,449)

Change in unrealized capital gains(losses)	$647,287	$429,994	$36,624

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2007	2006
Unrealized gains	$15,332	$35,445
Unrealized losses	(1,366)	(1,532)

Net unrealized gains	$13,966	$33,913

During 2007, the Company issued mortgage loans with interest rates ranging from 5.55% to 7.76% for commercial loans and 6.67% to 8.67% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2007 and 2006, respectively, the Company did not hold any impaired loans with a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2007 and 2006, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days), and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans nor did the Company recognize any interest income on a cash basis for the years ended December 31, 2007 or 2006. The Company recognized interest income on impaired loans of $494 for the year ended December 31, 2005. Interest income of $495 was recognized on a cash basis for year ended December 31, 2005.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$—	$9,120
Additions, net charged to operations	—	—	—
Reduction due to write-downs charged against the allowance	—	—	(7,566)
Recoveries of amounts previously charged off	—	—	(1,554)

Balance at end of period	$—	$—	$—

During 2005, one loan with a book value of $14,345 was transferred to real estate. No loans were foreclosed or acquired by deed and transferred to real estate during 2007 or 2006. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $108,183 and $136,653, respectively.

The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2007	2006		2007	2006
South Atlantic	27%	27%	Office	27%	27%
Pacific	21	22	Apartment	25	21
E. North Central	14	13	Retail	20	22
Mountain	12	10	Industrial	17	18
Middle Atlantic	10	13	Other	11	12
W. North Central	6	7
W. South Central	4	3
E. South Central	3	3
New England	3	2

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2007, the Company had recorded investments in restructured securities of $1,576. The capital losses taken as a direct result of restructures in 2007 were $638. The Company did not record any investments in restructured securities at December 31, 2006 and did not take any capital losses as a direct result of restructures for the years ended December 31, 2006 or 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2007 and 2006. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2007 or 2006.

At December 31, 2007, the Company had ownership interests in 30 Low Income Housing Tax Credit (LIHTC) properties. The remaining years of unexpired tax credits ranged from 2 to 13 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 2 to 17 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 is $15,481.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in partnership was written down to fair value.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(1,342), $1,065 and $125 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company may issue foreign denominated assets or liabilities and uses forward rate agreements to hedge foreign currency risk associated with its foreign denominated assets or liabilities. Cash payments and/or receipts represent the difference between market values and those of the contracts.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $324,282 and $343,880 and credit default swaps with a fair value of $437 and $3,383, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company has recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 indices. The Company uses S&P 500 index futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. There were no expenses recognized by the Company for the years ended December 31, 2007 or 2006 from option contracts. The Company recognized expense from options contracts in the amount of $121 for the year ended December 31, 2005.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $65,992. At December 31, 2007, the fair value of all contracts, aggregated at counterparty level, with a negative fair value amount to $88,031.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 24 years. At December 31, 2007 and 2006, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

At December 31, 2007 and 2006, the Company has recorded $17,331 and $14,084, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains and losses during 2007 and 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company has pledged securities as collateral for derivative transactions in the amount of $48,037 and $17,797 as of December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities
Interest rate and currency swaps:
Receive float-pay float	$198,500	$313,783
Receive fixed-pay float	4,619,955	3,876,835
Receive float-pay fixed	4,070,816	4,631,642
Receive fixed-pay fixed	94,594	81,195
Caps	145,400	35,000

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Open futures contracts at December 31, 2007 and 2006, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007
39	S&P 500 March 2008 Futures	$14,379	$14,403
December 31, 2006
31	S&P 500 March 2007 Futures	$11,045	$11,070

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

Premiums earned and reserves and claims liability amounts reflect the following reinsurance assumed and ceded amounts:

		Ceded/Retroceded to		Assumed from
	Direct Amount	Affiliated Companies	Unaffiliated Companies	Affiliated Companies	Unaffiliated Companies	Net Amount
Year ended December 31, 2007:
Premium revenue	$2,038,914	$987,444	$849,696	$218,399	$1,723,553	$2,143,726

At December 31, 2007:
Reserves for future policy benefits	$18,367,525	$7,542,424	$3,164,980	$594,972	$4,679,634	$12,934,727
Policy and contract claims payable	207,962	166,964	129,831	1,875	416,750	329,792

	$18,575,487	$7,709,388	$3,294,811	$596,847	$5,096,384	$13,264,519

Year ended December 31, 2006:
Premium revenue	$2,303,401	$1,049,122	$826,156	$6,348	$1,529,701	$1,964,172

At December 31, 2006:
Reserves for future policy benefits	$17,403,364	$6,346,320	$2,838,797	$331,829	$4,192,951	$12,743,027
Policy and contract claims payable	231,217	107,935	173,235	7,943	344,401	302,391

	$17,634,581	$6,454,255	$3,012,032	$339,772	$4,537,352	$13,045,418

Year ended December 31, 2005:
Premium revenue	$2,566,208	$1,047,890	$812,737	$5,924	$1,329,601	$2,041,106

At December 31, 2005:
Reserves for future policy benefits	$17,166,531	$5,761,998	$2,514,348	$5,445	$3,653,590	$12,549,220
Policy and contract claims payable	247,906	94,388	187,255	10,863	333,568	310,694

	$17,414,437	$5,856,386	$2,701,603	$16,308	$3,987,158	$12,859,914

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

Effective December 31, 2007, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede certain universal life business that includes certain policies that originated on Transamerica Life (Bermuda) Ltd. (TLB), a direct wholly-owned subsidiary of the Company. Universal life secondary guarantee reserves ceded were $143,515, resulting in a pre-tax gain of $143,515 that has been recorded directly to unassigned surplus on a net of tax basis.

During 2007, the Company entered into an agreement with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate, to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The net of tax gain was recorded directly to unassigned surplus on a net of tax basis. During 2007, the Company amortized $2,925 on a pre-tax basis into earnings with a corresponding charge to unassigned surplus.

Effective October 1, 2007, the Company recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. The Company subsequently entered into an indemnity retrocession agreement with Transamerica International Re (Ireland) Ltd (TIRI), an affiliate, to retrocede specific blocks of policies ceded to the Company. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement effective December 30, 2006 to recapture a block of in force term life business that was ceded to Transamerica Pacific Insurance Company, Ltd. The consideration received was $37,614. Reserves recaptured included $223,404 of life reserves and $5,400 of claim reserves resulting in a pre-tax loss of $191,190, which has been included in the statement of operations.

The Company entered into an agreement effective December 30, 2006 to recapture a block of in force universal life business that was ceded to Transamerica Pacific Insurance Company, Ltd. The recapture consideration received was $635,128 for assets held related to the block; the recapture fee paid was $45,334 for a net consideration received of $589,794. Reserves recaptured included $678,272 of life reserves and $927 of claim reserves resulting in a pre-tax loss of $89,405, which has been included in the statement of operations.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

The Company entered into an agreement effective December 31, 2006, to allow TIRI to recapture a retrocession agreement whereby the Company assumed mortality risks on a block of in force universal life business which subsequently allowed the Company to recapture the entire universal life contract ceded to TIRI. The recapture consideration paid was $1,245, and reserves recaptured were $4,562, for a net pre-tax gain of $3,317. Subsequent to the transaction, the Company entered into an agreement to recapture the universal life business ceded to TIRI effective December 31, 2006. The recapture consideration received was $361,986; a recapture fee of $11,400 was paid for a net consideration of $350,586. Reserves recaptured included $804,865 of life reserves and $1,152 of claim reserves, resulting in a pre-tax loss of $455,431, which is included in the statement of operations.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Below is a summary of the net policyholder liabilities and assets transferred:

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

Invested assets/cash transferred	$1,004,909
Reinsurance recoverable	178
Due premiums	396
Due premiums ceded	(1,502)
Deferred premiums	576
Policy loans	7,276
Policyholder life reserves	(928,481)
Policyholder premium deposit and dividend accumulations	(1,025)
Life claim reserves	(3,200)
Advance premiums	(134)

Net impact of transfer to subsidiary – goodwill	$78,993

Goodwill in the amount of $9,274 was amortized during 2007 related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Subsequent to the novation of the Hong Kong and Singapore business the Company entered into a reinsurance agreement to assume certain risks related to the in force block from TLB effective December 31, 2006. The initial premium received was $261,418, reserves assumed included $328,985 of life reserves and $258 of claim reserves, resulting in a pre-tax loss of $67,825, which is included in the statement of operations.

Effective December 31, 2006, the Company entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, the Company amortized $1,321 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective December 31, 2006, the Company recaptured a block of in force term life business that was ceded to TIRe. The recapture premium received was $86,705; the commission expense allowance paid was $43,730, for a net consideration received of $42,975. Reserves recaptured included $286,151 of life reserves and $16,892 of claim reserves, resulting in a pre-tax loss of $260,068, which has been included in the statement of operations.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

Subsequent to the recapture, the Company entered into a reinsurance agreement with LIICA Re I, an affiliate, to retrocede term life business effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis.

Effective January 1, 2007, the Company recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,793 which has been included in the statement of operations. The Company subsequently entered into an indemnity retrocession agreement with LIICA Re I to retrocede specific blocks of policies ceded to the Company. Net consideration received by the Company was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,119 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, the Company amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 13 reinsurance treaties originally assumed by TIRe. As a result of the novations, $174,925 of statutory reserves were assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to TIRe. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

Effective December 31, 2005, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI. The consideration that was given in the transaction was $288,500 and the reserves recaptured were $566,600. This resulted in a pre-tax loss on the statutory income statement of $278,100. In addition, the Company recaptured the risks related to the term business that was ceded to TIRe. The consideration received in the transaction was $125,400, the commission expense allowance paid was $84,000 and the reserves recaptured were $508,200. This resulted in a pre-tax loss on the statutory basis statement of operations of $466,800. The Company subsequently entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was recorded directly to unassigned surplus on a net of tax basis and will be amortized back into earnings based upon contract experience.

During 2001, the Company novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of $14,281 as a result of this transaction, which has an unamortized balance of $12,848 at December 31, 2007. The accretion of the deferred liability was $1,433 for 2007, 2006 and 2005.

During 2001, the Company entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company amortized $1,883 for each of the years ended December 31, 2007 and 2006, into earnings with a corresponding charge to unassigned surplus. At December 31, 2007, the Company holds collateral from this affiliate in the form of letters of credit of $427,484, covering this reinsurance agreement and others.

The Company reports a reinsurance deposit receivable of $120,582 and $112,956 as of December 31, 2007 and 2006, respectively. In 1996, the Company entered into a reinsurance agreement with Berkshire Hathaway where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Non-admitted assets	$33,466	$32,071
Provision for contingent experience rated refund	7,743	8,139
Derivatives	12,283	3,933
Partnerships	42,950	—
Tax basis deferred acquisitions costs	216,772	204,561
Reserves	237,150	241,052
Unrealized capital losses	28,103	21,572
§807(f) assets	7,084	9,343
Deferred intercompany losses	18,283	18,283
Investment in controlled foreign company	91,874	76,240
Other	37,512	39,450

Total deferred income tax assets	733,220	654,644
Deferred income tax assets non-admitted	256,592	290,618

Admitted deferred income tax assets	476,628	364,026
Deferred income tax liabilities:
Partnerships	196,774	93,379
Agent deferred compensation	23,499	22,476
Real estate	21,737	31,551
§807(f) liabilities	10,590	12,179
Separate account seed money	2,853	2,853
Unrealized capital gains	37,580	44,359
Deferred intercompany gains	20,983	20,857
PGAAP income	24,402	27,648
Other	6,184	8,838

Total deferred income tax liabilities	344,602	264,140

Net admitted deferred income tax asset	$132,026	$99,886

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred income tax assets	$733,220	$654,644	$78,576
Total deferred income tax liabilities	344,602	264,140	80,462

Net deferred income tax asset	$388,618	$390,504	(1,886)

Tax effect of unrealized gains (losses)			24,190

Change in net deferred income tax			$22,304

	December 31
	2006	2005	Change
Total deferred income tax assets	$654,644	$608,768	$45,876
Total deferred income tax liabilities	264,140	249,472	14,668

Net deferred income tax asset	$390,504	$359,296	31,208

Tax effect of unrealized gains (losses)			38,412

Change in net deferred income tax			$69,620

Non-admitted deferred income tax assets increased (decreased) $(52,862) and $49,218 for the years ended December 31, 2007 and 2006, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$16,893	$(148,131)	$(54,197)
Agent deferred compensation	(1,023)	(1,605)	236
Controlled foreign corporation income – TA Life Bermuda	15,633	3,483	—
Deferred acquisition costs – tax basis	12,211	35,573	26,033
Dividends received deduction	(2,283)	(2,073)	(2,415)
IMR amortization	(7,180)	(7,472)	(7,709)
Investment income items	7,715	(8,293)	(31,487)
Limited partnership book/tax difference	(17,771)	(15,675)	(7,185)
Prior year under (over) accrual	7,061	(36,883)	94,218
Earnings from affiliated LLC	1,113	2,967	3,520
Reinsurance adjustments	127,507	256,777	176,144
Tax credits	(30,699)	(29,553)	(20,784)
Tax reserve valuation	(4,391)	(11,637)	24,666
Other	(6,356)	1,304	(4,052)

Federal income tax expense on operations and capital gains (losses) on investments	118,430	38,782	196,988
Less tax (benefit) on capital gains (losses)	64,520	28,158	28,274

Total federal income tax expense	$53,910	$10,624	$168,714

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$118,430	$38,782	$196,988
Change in net deferred income taxes	(22,304)	(69,620)	55,353

Total statutory income taxes	$96,126	$(30,838)	$252,341

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. A tax return has not yet been filed for 2007.

Income taxes incurred during 2007, 2006 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $327,937, $244,223 and $137,713 respectively.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and December 31, 2006 is $29,410. The total tax contingencies represent the amount that, if recognized, would affect the effective income tax rate in future periods. It is reasonably possible that a portion of the tax contingencies may decrease within twelve months of the reporting date. This possibility arises from a controversy currently at the IRS appellate division that may be settled within the next 12 months. At this time, an estimate of this possible decrease cannot be made. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes is $3,448 and $1,612 for December 31, 2007 and December 31, 2006 respectively. The Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is underway for 2005 and 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA in the amount of

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

$117,701 was made in 2005, reducing the balance in the PSA to zero. Due to US tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 were deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$2,715,162	14%	$3,303,542	17%
At book value less surrender charge	365,438	2	377,020	2
At fair value	1,881,818	10	2,004,697	11

Total with adjustment or at market value	4,962,418	26	5,685,259	30
Subject to discretionary withdrawal without adjustment	689,184	4	805,485	4
Not subject to discretionary withdrawal provision	13,245,572	70	12,639,876	66

Total annuity reserves and deposit liabilities	18,897,174	100%	19,130,620	100%

Less reinsurance ceded	(2,733,627)		(2,900,660)

Net annuity reserves and deposit liabilities	$16,163,547		$16,229,960

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Separate Account includes funds related to variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the accounts are carried at fair value.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$853	$574,226	$24,240	$599,319

Reserves for accounts with assets at fair value as of December 31, 2007	$997	$97,270	$635,878	$1,809,575	$2,543,720

Reserves by withdrawal characteristics as of December 31, 2007:
At fair value	$—	$—	$—	$1,765,085	$1,765,085
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

	$997	$97,270	$635,878	$1,809,575	$2,543,720

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	1,765,085	1,765,085
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	1,765,085	1,765,085
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$97,270	$635,878	$1,809,575	$2,543,720

Transamerica Occidental Life Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$4,878	$2,877	$160,623	$30,023	$198,401

Reserves for accounts with assets at fair value as of December 31, 2006	$30,198	$194,062	$237,420	$1,909,855	$2,371,535

Reserves by withdrawal characteristics as of December 31, 2006:
At fair value	$—	$—	$—	$1,870,494	$1,870,494
Not subject to discretionary withdrawal	30,198	194,062	237,420	39,361	501,041

	$30,198	$194,062	$237,420	$1,909,855	$2,371,535

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	1,870,494	1,870,494
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	1,870,494	1,870,494
Not subject to discretionary withdrawal	30,198	194,062	237,420	39,361	501,041

Total separate account liabilities at December 31, 2006	$30,198	$194,062	$237,420	$1,909,855	$2,371,535

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$1,022	$201,736	$84,839	$34,813	$322,410

Reserves for accounts with assets at fair value as of December 31, 2005	$76,476	$542,004	$169,358	$1,942,392	$2,730,230

Reserves by withdrawal characteristics as of December 31, 2005:
At fair value	$—	$—	$—	$1,904,124	$1,904,124
Not subject to discretionary withdrawal	76,476	542,004	169,358	38,268	826,106

	$76,476	$542,004	$169,358	$1,942,392	$2,730,230

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	1,904,124	1,904,124
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	1,904,124	1,904,124
Not subject to discretionary withdrawal	76,476	542,004	169,358	38,268	826,106

Total separate account liabilities at December 31, 2005	$76,476	$542,004	$169,358	$1,942,392	$2,730,230

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$24,877	$30,023	$34,812
Transfers from separate accounts	306,751	251,518	290,561

Net transfers from separate accounts	(281,874)	(221,495)	(255,749)
Other reconciling adjustments	(4,249)	73	(525)

Net transfers as reported in the statements of operations	$(286,123)	$(221,422)	$(256,274)

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $189 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the Statement of Operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

Reserves on certain of the Company’s traditional life insurance products are computed using mean reserving methodologies. The Company moved to a continuous reserve methodology from a mean reserve method on certain products. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary first-year business	$18,461	$102	$18,359
Ordinary renewal business	448,991	9,470	439,521
Group life direct business	27,282	—	27,282
Reinsurance ceded	(194,866)	—	(194,866)

	299,868	9,572	290,296
Accident and health	(46,642)	—	(46,642)

	$253,226	$9,572	$243,654

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary first-year business	$77,441	$126	$77,315
Ordinary renewal business	413,485	10,187	403,298
Group life direct business	3,828	—	3,828
Reinsurance ceded	(171,071)	—	(171,071)

	323,683	10,313	313,370
Accident and health	11,187	—	11,187

	$334,870	$10,313	$324,557

At December 31, 2007 and 2006, the Company had insurance in force aggregating $333,883,262 and $273,530,416, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $621,198 and $589,996 to cover these deficiencies at December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Income Benefit	$1,468,917	$196,485	$120,374
2006	Minimum Guaranteed Income Benefit	$1,612,235	$335,827	$208,398

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Death Benefit	$10,115,886	$474,945	$263,952
2006	Minimum Guaranteed Death Benefit	$11,245,800	$608,816	$350,618

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2007 and 2006 was $1,286 and $1,274, respectively. The Company incurred $452 and paid $440 of claim adjustment expenses in the current year, of which $376 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security. At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $543,195 and $621,756 were on loan under security lending agreements and the collateral the Company received was in the form of cash in this program.

Under the second program, the Company receives collateral equal to 102/105% of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102/105% of the fair value of the loaned domestic/international securities, respectively. Except for the amount of $54,132 as of December 31, 2007, the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $68,642 and $64,801 were on loan under security lending agreements as part of this program. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $76,806 and $72,132, at December 31, 2007 and 2006, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $357,034.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

11. Capital Structure

The Company has 1,103,466 shares of preferred stock issued and outstanding. The par value of the preferred stock is $12.50 per share. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007, cumulative unpaid dividends relating to the preferred shares were $1,596. There were no cumulative unpaid dividends relating to preferred shares at December 31, 2006.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $592 and $9,029, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as non-admitted receivables. Receivables in the amount of $23,781 and $17,261 were non-admitted as of December 31, 2007 and 2006, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

The Company has recorded liabilities of $270,370 and $455,262 for municipal reverse repurchase agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized securities with book values of $295,517 and $499,775 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2010 to 2029 and have a weighted average interest rate of 7.60%.

There were no dollar reverse repurchase agreements at December 31, 2007. At December 31, 2006, securities with a book value of $309,458 and a market value of $310,032 were subject to dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2007 and $312,669 at December 31, 2006.

13. Pension Plan and Other Postretirement Benefits

The Company’s employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $4,297, $4,142 and $3,616, for the years ended December 31, 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Pension Plan and Other Postretirement Benefits (continued)

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $2,491, $2,328 and $2,136 were allocated for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007, 2006 and 2005 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $371, $248 and $349 related to these plans for the years ended December 31, 2007, 2006 and 2005, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

14. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a cost sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $67,022, $71,245 and $62,683, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

On December 19, 2007, the Company paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, TSC. On December 13, 2006, the Company paid a $54,068 dividend to its preferred shareholder as of that date, Scottish Equitable. On December 8, 2005, the Company paid a $193,048 dividend to its common stockholder, TSC, and a $106,952 dividend to its preferred shareholder, Scottish Equitable Finance Limited.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

14. Related Party Transactions (continued)

On December 19, 2006, based on approval from the Insurance Division, Department of Commerce, of the State of Iowa, the Company redeemed the surplus note it held with Transamerica Corporation. During 2002, the Company received $200,000 from Transamerica Corporation in exchange for surplus notes. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2006 is as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Current Value	Interest Paid Current Year	Total Interest Paid	Date Redeemed
September 30, 2002	6.0%	$200,000	$0	$11,633	$47,633	December 19, 2006

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company reported a net amount of receivables from affiliates of $83,638 and $73,821, respectively. Terms of settlement require that these amounts be settled within 90 days. As of December 31, 2007, the Company has five short-term notes receivable. There are notes from the following companies: Transamerica Corporation, in the amount of $56,300 which is due on or before November 28, 2008; two notes from TIRe in the amounts of $8,900 and $100 which are due by December 10, 2008 and December 23, 2008, respectively; AEGON USA, Inc., in the amount of $295,000 which is due on or before December 27, 2008; and Transamerica Life Insurance Company in the amount of 42,500 which is due on or before December 30, 2008. The Transamerica Corporation note bears interest at 4.72%, while the other four notes bear interest at 4.75%. These notes are reported as short-term investments. The Company has two short-term notes payable to Monumental Life Insurance Company of $26,300 and $47,100 outstanding at December 31, 2007. These notes are due by October 22, 2008 and October 23, 2008, respectively, and bear interest at 5.05%. During 2007, 2006 and 2005 the Company received (paid) net interest of $2,053, $(5,414) and $2,033, respectively, to affiliates.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

15. Commitments and Contingencies

The Company has contingent commitments for $339,073 and $491,486 as of December 31, 2007 and 2006, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $15,481 and $29,312, respectively.

At December 31, 2007 and 2006, the Company has mortgage loan commitments of $108,081 and $289,635, respectively.

At December 31, 2007 and 2006, the Company has private placement commitments outstanding of $59,474 and $70,920, respectively.

The net amount of securities being sold on a “to be announced” (TBA) basis was $116,510 as of December 31, 2007. There were no securities acquired or sold on a TBA basis as of December 31, 2007.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2007 and 2006, the Company has pledged invested assets with a carrying amount of $163,758 and $144,384, respectively, and fair value of $160,357 and $141,906, respectively, in conjunction with these transactions.

Assets in the amount of $2,767,511 and $2,028,003 as of December 31, 2007 and 2006, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in a guaranteed sale of investments in low-income housing tax credit partnerships. These partnerships are majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $15,752 as of December 31, 2007. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

15. Commitments and Contingencies (continued)

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2007. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

At December 31, 2007, the Company had entered into multiple agreements with notional amounts of $643,923 for which it was paid a fee to provide credit enhancements and standby liquidity asset purchase agreements. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $6,174 and $6,175 at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $261, $260 and $(11,023), for the years ended December 31, 2007, 2006 and 2005, respectively.

In the normal course of business, the Company has obtained letters of credit of $330,543 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies’ state of domicile does not recognize the Company as an authorized reinsurer.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

15. Commitments and Contingencies (continued)

The Company is party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

16. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2007, the future minimum aggregate rental commitments are as follows:

Year ending December 31:
2008	$9,233
2009	9,943
2010	8,798
2011	8,599
2012	6,909
Thereafter	34,165

The Company, both on its own and through its holdings in two LLCs, Transamerica Realty Investment Properties, LLC and Transamerica Pyramid Properties, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2007 are as follows:

Year ending December 31:
2008	$29,950
2009	26,220
2010	24,360
2011	21,802
2012	14,660
Thereafter	20,408

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

17. Reconciliation of Capital and Surplus

The following table reconciles capital and surplus as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

December 31, 2005
Total Capital and Surplus
Amounts reported in the Annual Statement	$2,132,653
Adjustment for affiliated common stock valuation	478,102

Amounts reported herein	$2,610,755

There were no reconciling items at December 31, 2007 and 2006 for the years then ended.

Statutory-Basis

Financial Statement Schedules

Transamerica Occidental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$1,322,063	$1,343,713	$1,322,063
States, municipalities and political subdivisions	208,451	221,463	208,451
Foreign governments	120,359	132,860	120,359
Public utilities	1,131,987	1,163,410	1,131,987
All other corporate bonds	13,423,328	13,341,818	13,423,328
Preferred stocks	545,135	519,142	545,135

Total fixed maturities	16,751,323	16,722,406	16,751,323
Equity securities
Common stocks:
Banks, trust and insurance	109,012	109,012	109,012
Industrial, miscellaneous and all other	53,663	67,629	67,629

Total common stocks	162,675	176,641	176,641
Mortgage loans on real estate	4,507,913		4,507,913
Real estate	8,998		8,998
Policy loans	390,494		390,494
Other long-term investments	1,135,575		1,367,797
Cash, cash equivalents and short-term investments	171,248		171,248

Total investments	$23,128,226		$23,374,414

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

Transamerica Occidental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2007

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$8,059,940	$—	$245,323	$1,572,697	$529,945	$1,483,409	$812,070
Individual health	175,028	33,102	3,450	85,676	12,874	62,322	74,572	$116,865
Group life and health	50,503	707	70,336	78,138	6,944	53,671	26,429	26,432
Annuity	4,615,448	—	10,682	407,215	849,411	1,566,368	(431,234)

	$12,900,919	$33,809	$329,791	$2,143,726	$1,399,174	$3,165,770	$481,837

Year ended December 31, 2006
Individual life	$7,687,646	$—	$214,368	$1,297,849	$505,298	$2,258,824	$936,437
Individual health	146,729	33,787	19,541	76,429	11,314	53,052	55,324	$113,640
Group life and health	39,315	822	61,229	47,745	6,708	30,790	27,512	37,488
Annuity	4,834,728	—	7,253	542,149	853,465	1,626,099	(528,671)

	$12,708,418	$34,609	$302,391	$1,964,172	$1,376,785	$3,968,765	$490,602

Year ended December 31, 2005
Individual life	$7,418,637	$—	$218,906	$1,456,551	$483,189	$1,710,877	$934,163
Individual health	124,003	32,135	9,519	47,826	9,419	45,465	35,735	$110,930
Group life and health	31,642	835	83,040	21,577	6,999	32,978	6,889	36,808
Annuity	4,941,968	—	(771)	515,152	818,276	1,477,790	(277,973)

	$12,516,250	$32,970	$310,694	$2,041,106	$1,317,883	$3,267,110	$698,814

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

Transamerica Occidental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2007

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$371,022,644	$710,707,357	$568,750,218	$229,065,505	248%

Premiums:
Individual life	$1,761,443	$1,604,712	$1,415,966	$1,572,697	90%
Individual health	116,865	166,128	134,939	85,676	157%
Group life and health	26,432	5,045	56,751	78,138	73%
Annuity	134,173	61,254	334,296	407,215	82%

	$2,038,913	$1,837,139	$1,941,952	$2,143,726	91%

Year ended December 31, 2006
Life insurance in force	$372,372,922	$622,857,401	$470,257,834	$219,773,355	214%

Premiums:
Individual life	$1,865,592	$1,542,594	$974,851	$1,297,849	75%
Individual health	113, 639	145,878	108,668	76,429	142%
Group life and health	37,489	15,460	25,716	47,745	54%
Annuity	361,879	246,544	426,814	542,149	79%

	$2,378,599	$1,950,476	$1,536,049	$1,964,172	78%

Year ended December 31, 2005
Life insurance in force	$378,985,142	$529,840,825	$384,372,793	$233,517,110	165%

Premiums:
Individual life	$2,222,423	$1,633,313	$867,441	$1 ,456,551	61%
Individual health	110,930	108,162	45,058	47,826	94%
Group life and health	36,808	19,581	4,350	21,577	20%
Annuity	196,047	99,571	418,676	515,152	81%

	$2,566,208	$1,860,627	$1,335,525	$2,041,106	66%

FINANCIAL STATEMENTS

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Year Ended December 31, 2007

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage Variable Annuity

Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Money Market, Appreciation, Growth and Income, International Equity, International Value, Quality Bond, Developing Leaders, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Core Value, MidCap Stock, Technology Growth, and Transamerica Equity subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

1

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	190,700,063.200	2,047,479.033	2,313,483.442	1,309,391.755

Cost	$190,700,063	$72,643,428	$52,400,210	$18,091,427

Number of shares - Service	—	832,129.047	750,863.102	413,153.254

Cost	—	$26,435,924	$14,874,867	$7,253,586

Investments in mutual funds, at net asset value	$190,700,063	$128,954,543	$77,926,333	$39,787,357
Receivable for units sold	101,818	2	—	1

Total assets	190,801,881	128,954,545	77,926,333	39,787,358

Liabilities
Payable for units redeemed	—	—	10	—

	$190,801,881	$128,954,545	$77,926,323	$39,787,358

Net Assets:
Deferred annuity contracts terminable by owners	$190,801,881	$128,954,545	$77,926,323	$39,787,358

Total net assets	$190,801,881	$128,954,545	$77,926,323	$39,787,358

See accompanying notes.

2

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	3,512,650	—	—	—

M&E - 1.40%	126,221,535	2,123,526	1,652,550	920,168

M&E - 1.45%	4,877,229	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	177,561	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	26,659	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	13,257	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$1.071773	$—	$—	$—

M&E - 1.40%	$1.438946	$43.253484	$35.600677	$32.885347

M&E - 1.45%	$1.062833	$—	$—	$—

M&E - 1.65%	$1.052176	$—	$—	$—

M&E - 1.70%	$1.049530	$—	$—	$—

M&E - 1.80%	$1.044238	$—	$—	$—

M&E - 1.85%	$1.041587	$—	$—	$—

M&E - 1.50%	$1.063052	$—	$—	$—

M&E - 1.90%	$1.043729	$—	$—	$—

M&E - 2.10%	$1.034183	$—	$—	$—

M&E - 2.30%	$1.024775	$—	$—	$—

M&E - 2.50%	$1.015488	$—	$—	$—

See accompanying notes.

3

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	2,407,321	605,784	193,195

M&E - 1.40%	—	709,008	482,532	252,231

M&E - 1.45%	—	2,851,753	1,109,382	427,113

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	154,366	—	10,191

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	7,943	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	18,751	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	—	$1.284966	$1.265618	$2.192161

M&E - 1.40%	—	$42.470068	$35.096982	$32.303332

M&E - 1.45%	—	$1.274242	$1.255043	$2.173818

M&E - 1.65%	—	$1.480675	$1.586196	$2.711871

M&E - 1.70%	—	$1.476900	$1.582195	$2.705010

M&E - 1.80%	—	$1.469444	$1.574236	$2.691402

M&E - 1.85%	—	$1.465780	$1.570253	$2.684602

M&E - 1.50%	—	$1.491400	$1.546568	$2.626148

M&E - 1.90%	—	$1.464231	$1.518450	$2.578338

M&E - 2.10%	—	$1.450884	$1.504614	$2.554864

M&E - 2.30%	—	$1.437700	$1.490939	$2.531609

M&E - 2.50%	—	$1.424649	$1.477374	$2.508614

See accompanying notes.

4

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,047,913.484	3,586,948.248	1,320,202.220	2,302,475.618

Cost	$17,137,539	$40,881,981	$49,617,079	$77,292,114

Number of shares - Service	617,675.549	3,002,503.464	199,136.862	900,531.707

Cost	$10,423,899	$34,076,571	$7,134,368	$24,019,805

Investments in mutual funds, at net asset value	$29,006,510	$72,891,025	$49,055,771	$119,801,479
Receivable for units sold	18	—	—	12,741

Total assets	29,006,528	72,891,025	49,055,771	119,814,220

Liabilities
Payable for units redeemed	—	1	—	—

	$29,006,528	$72,891,024	$49,055,771	$119,814,220

Net Assets:
Deferred annuity contracts terminable by owners	$29,006,528	$72,891,024	$49,055,771	$119,814,220

Total net assets	$29,006,528	$72,891,024	$49,055,771	$119,814,220

See accompanying notes.

5

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	801,714	1,846,588	495,096	1,629,950

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$22.782630	$21.522606	$86.236431	$52.839247

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

6

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	411,957	3,669,557	446,760	2,426,890

M&E - 1.40%	393,281	1,198,900	62,247	532,669

M&E - 1.45%	633,907	2,995,331	643,780	2,014,618

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	11,794	20,807	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	28,245	—	18,798

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	39,072	10,844	17,650

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.742696	$1.160859	$0.992750	$1.354472

M&E - 1.40%	$22.637498	$21.140604	$84.654356	$51.886998

M&E - 1.45%	$1.728144	$1.151170	$0.984456	$1.343140

M&E - 1.65%	$2.144206	$1.115095	$1.344242	$1.651111

M&E - 1.70%	$2.138828	$1.112274	$1.340847	$1.646956

M&E - 1.80%	$2.128035	$1.106686	$1.334120	$1.638614

M&E - 1.85%	$2.122673	$1.103899	$1.330747	$1.634494

M&E - 1.50%	$2.213240	$1.074124	$1.293463	$1.591330

M&E - 1.90%	$2.172995	$1.054571	$1.269919	$1.562417

M&E - 2.10%	$2.153161	$1.044956	$1.258335	$1.548179

M&E - 2.30%	$2.133570	$1.035423	$1.246881	$1.534083

M&E - 2.50%	$2.114222	$1.026025	$1.235564	$1.520159

See accompanying notes.

7

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	680,772.988	1,374,628.073	1,307,655.243	1,671,937.341

Cost	$23,768,435	$26,286,218	$21,195,146	$17,269,556

Number of shares - Service	143,579.274	1,807,877.306	1,088,168.617	416,237.264

Cost	$2,952,846	$34,622,716	$16,784,236	$3,598,656

Investments in mutual funds, at net asset value	$25,106,849	$58,498,782	$37,107,014	$22,527,521
Receivable for units sold	5	—	—	—

Total assets	25,106,854	58,498,782	37,107,014	22,527,521

Liabilities
Payable for units redeemed	—	1	6	—

	$25,106,854	$58,498,781	$37,107,008	$22,527,521

Net Assets:
Deferred annuity contracts terminable by owners	$25,106,854	$58,498,781	$37,107,008	$22,527,521

Total net assets	$25,106,854	$58,498,781	$37,107,008	$22,527,521

See accompanying notes.

8

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	660,378	1,619,593	1,305,589	2,361,040

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$31.441964	$15.591518	$15.544555	$7.669115

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

9

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	153,323	1,607,192	844,574	134,694

M&E - 1.40%	129,171	1,741,007	898,116	509,778

M&E - 1.45%	159,915	2,950,644	1,347,583	334,245

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	38,383	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	9,081

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.139638	$1.398348	$1.345693	$1.229139

M&E - 1.40%	$30.872354	$15.455384	$15.379636	$7.520377

M&E - 1.45%	$1.130107	$1.386653	$1.334454	$1.218857

M&E - 1.65%	$1.463387	$1.735055	$1.697974	$1.725023

M&E - 1.70%	$1.459673	$1.730677	$1.693656	$1.720677

M&E - 1.80%	$1.452325	$1.721957	$1.685145	$1.712011

M&E - 1.85%	$1.448686	$1.717619	$1.680930	$1.707701

M&E - 1.50%	$1.443649	$1.700878	$1.612334	$1.557678

M&E - 1.90%	$1.417390	$1.669925	$1.582978	$1.529336

M&E - 2.10%	$1.404474	$1.654667	$1.568550	$1.515386

M&E - 2.30%	$1.391685	$1.639663	$1.554302	$1.501576

M&E - 2.50%	$1.379038	$1.624791	$1.540180	$1.487945

See accompanying notes.

10

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	745,914.506

Cost	$14,535,207

Number of shares - Service	—

Cost	—

Investments in mutual funds, at net asset value	$21,556,929
Receivable for units sold	—

Total assets	21,556,929

Liabilities
Payable for units redeemed	1

$21,556,928

Net Assets:
Deferred annuity contracts terminable by owners	$21,556,928

Total net assets	$21,556,928

See accompanying notes.

11

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

Transamerica Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	69,300

M&E - 1.40%	1,191,380

M&E - 1.45%	83,284

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.50%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Initial:
M&E - 1.30%	$1.769136

M&E - 1.40%	$17.868537

M&E - 1.45%	$1.754316

M&E - 1.65%	$2.104177

M&E - 1.70%	$2.098894

M&E - 1.80%	$2.088323

M&E - 1.85%	$2.083069

M&E - 1.50%	$1.950729

M&E - 1.90%	$1.915237

M&E - 2.10%	$1.897776

M&E - 2.30%	$1.880510

M&E - 2.50%	$1.863447

See accompanying notes.

12

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

Transamerica Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.50%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Service:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.50%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

See accompanying notes.

13

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2007

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$7,583,892	$2,213,261	$591,180	$599,453
Expenses:
Administrative, mortality and expense risk charges	2,265,584	1,977,875	1,157,497	535,877

Net investment income (loss)	5,318,308	235,386	(566,317)	63,576

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	3,842,374	—
Proceeds from sales	161,225,441	33,996,299	18,244,136	9,135,248
Cost of investments sold	161,225,441	24,765,972	15,573,257	5,285,590

Net realized capital gains (losses) on investments	—	9,230,327	6,513,253	3,849,658

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	31,395,508	11,005,745	12,927,273
End of period	—	29,875,191	10,651,256	14,442,344

Net change in unrealized appreciation/depreciation of investments	—	(1,520,317)	(354,489)	1,515,071

Net realized and unrealized capital gains (losses) on investments	—	7,710,010	6,158,764	5,364,729

Increase (decrease) in net assets from operations	$5,318,308	$7,945,396	$5,592,447	$5,428,305

See accompanying notes.

14

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2007

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Net investment income (loss)
Income:
Dividends	$419,743	$3,556,872	$483,649	$2,166,999
Expenses:
Administrative, mortality and expense risk charges	418,785	1,049,080	884,857	1,875,932

Net investment income (loss)	958	2,507,792	(401,208)	291,067

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,487,105	—	8,809,932	—
Proceeds from sales	6,979,460	15,537,367	19,206,533	32,836,405
Cost of investments sold	4,343,268	16,043,087	19,490,030	25,447,642

Net realized capital gains (losses) on investments	6,123,297	(505,720)	8,526,435	7,388,763

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,929,843	(1,473,871)	7,542,728	20,791,754
End of period	1,445,072	(2,067,527)	(7,695,676)	18,489,560

Net change in unrealized appreciation/depreciation of investments	(5,484,771)	(593,656)	(15,238,404)	(2,302,194)

Net realized and unrealized capital gains (losses) on investments	638,526	(1,099,376)	(6,711,969)	5,086,569

Increase (decrease) in net assets from operations	$639,484	$1,408,416	$(7,113,177)	$5,377,636

See accompanying notes.

15

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2007

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Net investment income (loss)
Income:
Dividends	$152,570	$818,219	$166,560	$—
Expenses:
Administrative, mortality and expense risk charges	402,644	867,148	614,983	337,412

Net investment income (loss)	(250,074)	(48,929)	(448,423)	(337,412)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,312,243	5,306,285	—
Proceeds from sales	9,076,335	78,435,241	13,073,469	7,848,956
Cost of investments sold	11,300,359	60,661,711	10,585,601	14,136,490

Net realized capital gains (losses) on investments	(2,224,024)	22,085,773	7,794,153	(6,287,534)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,944,613)	19,374,282	6,133,907	(7,916,073)
End of period	(1,614,432)	(2,410,152)	(872,368)	1,659,309

Net change in unrealized appreciation/depreciation of investments	4,330,181	(21,784,434)	(7,006,275)	9,575,382

Net realized and unrealized capital gains (losses) on investments	2,106,157	301,339	787,878	3,287,848

Increase (decrease) in net assets from operations	$1,856,083	$252,410	$339,455	$2,950,436

See accompanying notes.

16

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2007

Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$4,995
Expenses:
Administrative, mortality and expense risk charges	305,886

Net investment income (loss)	(300,891)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	880,079
Proceeds from sales	5,945,029
Cost of investments sold	4,234,800

Net realized capital gains (losses) on investments	2,590,308

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,327,579
End of period	7,021,722

Net change in unrealized appreciation/depreciation of investments	694,143

Net realized and unrealized capital gains (losses) on investments	3,284,451

Increase (decrease) in net assets from operations	$2,983,560

See accompanying notes.

17

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Money Market Subaccount		Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,318,308	$1,497,124	$235,386	$274,903
Net realized capital gains (losses) on investments	—	—	9,230,327	6,340,664
Net change in unrealized appreciation/depreciation of investments	—	—	(1,520,317)	14,329,237

Increase (decrease) in net assets from operations	5,318,308	1,497,124	7,945,396	20,944,804

Contract transactions
Net contract purchase payments	312,534	146,082	320,105	187,045
Transfer payments from (to) other subaccounts or general account	202,308,145	16,484,407	303,465	(5,686,356)
Contract terminations, withdrawals, and other deductions	(63,952,985)	(20,663,287)	(30,338,474)	(29,137,515)
Contract maintenance charges	(114,022)	(37,675)	(89,910)	(99,109)

Increase (decrease) in net assets from contract transactions	138,553,672	(4,070,473)	(29,804,814)	(34,735,935)

Net increase (decrease) in net assets	143,871,980	(2,573,349)	(21,859,418)	(13,791,131)

Net assets:
Beginning of the period	46,929,901	49,503,250	150,813,963	164,605,094

End of the period	$190,801,881	$46,929,901	$128,954,545	$150,813,963

See accompanying notes.

18

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Growth and Income Subaccount		International Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(566,317)	$(559,144)	$63,576	$(217,633)
Net realized capital gains (losses) on investments	6,513,253	1,301,266	3,849,658	1,838,679
Net change in unrealized appreciation/depreciation of investments	(354,489)	9,589,782	1,515,071	5,056,788

Increase (decrease) in net assets from operations	5,592,447	10,331,904	5,428,305	6,677,834

Contract transactions
Net contract purchase payments	206,235	122,691	67,643	37,626
Transfer payments from (to) other subaccounts or general account	5,767,025	(641,235)	7,510,917	4,266,452
Contract terminations, withdrawals, and other deductions	(18,350,685)	(17,681,850)	(9,440,713)	(7,183,759)
Contract maintenance charges	(52,923)	(54,080)	(24,425)	(20,054)

Increase (decrease) in net assets from contract transactions	(12,430,348)	(18,254,474)	(1,886,578)	(2,899,735)

Net increase (decrease) in net assets	(6,837,901)	(7,922,570)	3,541,727	3,778,099

Net assets:
Beginning of the period	84,764,224	92,686,794	36,245,631	32,467,532

End of the period	$77,926,323	$84,764,224	$39,787,358	$36,245,631

See accompanying notes.

19

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	International Value Subaccount		Quality Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$958	$(16,575)	$2,507,792	$2,413,303
Net realized capital gains (losses) on investments	6,123,297	4,549,952	(505,720)	(808,649)
Net change in unrealized appreciation/depreciation of investments	(5,484,771)	310,320	(593,656)	237,648

Increase (decrease) in net assets from operations	639,484	4,843,697	1,408,416	1,842,302

Contract transactions
Net contract purchase payments	46,531	38,700	473,270	107,758
Transfer payments from (to) other subaccounts or general account	7,657,602	2,514,442	17,527,385	(2,421,843)
Contract terminations, withdrawals, and other deductions	(6,003,844)	(5,538,972)	(17,685,827)	(14,632,598)
Contract maintenance charges	(21,896)	(17,983)	(37,772)	(37,728)

Increase (decrease) in net assets from contract transactions	1,678,393	(3,003,813)	277,056	(16,984,411)

Net increase (decrease) in net assets	2,317,877	1,839,884	1,685,472	(15,142,109)

Net assets:
Beginning of the period	26,688,651	24,848,767	71,205,552	86,347,661

End of the period	$29,006,528	$26,688,651	$72,891,024	$71,205,552

See accompanying notes.

20

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Developing Leaders Subaccount		Dreyfus Stock Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(401,208)	$(804,666)	$291,067	$262,711
Net realized capital gains (losses) on investments	8,526,435	8,336,295	7,388,763	3,834,396
Net change in unrealized appreciation/depreciation of investments	(15,238,404)	(5,994,738)	(2,302,194)	14,406,820

Increase (decrease) in net assets from operations	(7,113,177)	1,536,891	5,377,636	18,503,927

Contract transactions
Net contract purchase payments	80,330	99,700	240,058	215,440
Transfer payments from (to) other subaccounts or general account	(1,967,906)	(1,700,703)	6,337,657	(3,294,789)
Contract terminations, withdrawals, and other deductions	(15,227,946)	(14,272,981)	(33,333,538)	(24,913,489)
Contract maintenance charges	(31,238)	(38,636)	(80,487)	(88,081)

Increase (decrease) in net assets from contract transactions	(17,146,760)	(15,912,620)	(26,836,310)	(28,080,919)

Net increase (decrease) in net assets	(24,259,937)	(14,375,729)	(21,458,674)	(9,576,992)

Net assets:
Beginning of the period	73,315,708	87,691,437	141,272,894	150,849,886

End of the period	$49,055,771	$73,315,708	$119,814,220	$141,272,894

See accompanying notes.

21

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	The Dreyfus Socially Responsible Growth Subaccount		Core Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(250,074)	$(436,530)	$(48,929)	$(75,828)
Net realized capital gains (losses) on investments	(2,224,024)	(2,757,460)	22,085,773	2,277,545
Net change in unrealized appreciation/depreciation of investments	4,330,181	5,589,439	(21,784,434)	8,464,524

Increase (decrease) in net assets from operations	1,856,083	2,395,449	252,410	10,666,241

Contract transactions
Net contract purchase payments	26,483	41,150	51,232	140,155
Transfer payments from (to) other subaccounts or general account	(1,344,761)	(903,820)	9,218,639	(41,324)
Contract terminations, withdrawals, and other deductions	(7,127,099)	(6,537,391)	(12,352,774)	(10,085,288)
Contract maintenance charges	(23,156)	(27,749)	(61,445)	(59,404)

Increase (decrease) in net assets from contract transactions	(8,468,533)	(7,427,810)	(3,144,348)	(10,045,861)

Net increase (decrease) in net assets	(6,612,450)	(5,032,361)	(2,891,938)	620,380

Net assets:
Beginning of the period	31,719,304	36,751,665	61,390,719	60,770,339

End of the period	$25,106,854	$31,719,304	$58,498,781	$61,390,719

See accompanying notes.

22

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	MidCap Stock Subaccount		Technology Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(448,423)	$(538,447)	$(337,412)	$(392,773)
Net realized capital gains (losses) on investments	7,794,153	10,637,733	(6,287,534)	(7,446,007)
Net change in unrealized appreciation/depreciation of investments	(7,006,275)	(7,108,320)	9,575,382	8,581,276

Increase (decrease) in net assets from operations	339,455	2,990,966	2,950,436	742,496

Contract transactions
Net contract purchase payments	100,223	70,702	79,524	69,977
Transfer payments from (to) other subaccounts or general account	1,287,042	(978,302)	(1,236,962)	(1,218,017)
Contract terminations, withdrawals, and other deductions	(10,578,907)	(8,554,834)	(5,206,178)	(4,963,633)
Contract maintenance charges	(41,786)	(44,287)	(25,455)	(30,952)

Increase (decrease) in net assets from contract transactions	(9,233,428)	(9,506,721)	(6,389,071)	(6,142,625)

Net increase (decrease) in net assets	(8,893,973)	(6,515,755)	(3,438,635)	(5,400,129)

Net assets:
Beginning of the period	46,000,981	52,516,736	25,966,156	31,366,285

End of the period	$37,107,008	$46,000,981	$22,527,521	$25,966,156

See accompanying notes.

23

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Transamerica Equity Subaccount
	2007	2006
Operations
Net investment income (loss)	$(300,891)	$(332,303)
Net realized capital gains (losses) on investments	2,590,308	1,150,567
Net change in unrealized appreciation/depreciation of investments	694,143	829,049

Increase (decrease) in net assets from operations	2,983,560	1,647,313

Contract transactions
Net contract purchase payments	13,001	19,518
Transfer payments from (to) other subaccounts or general account	701,948	397,248
Contract terminations, withdrawals, and other deductions	(4,514,761)	(4,696,557)
Contract maintenance charges	(11,576)	(13,196)

Increase (decrease) in net assets from contract transactions	(3,811,388)	(4,292,987)

Net increase (decrease) in net assets	(827,828)	(2,645,674)

Net assets:
Beginning of the period	22,384,756	25,030,430

End of the period	$21,556,928	$22,384,756

See accompanying notes.

24

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The Separate Account VA-2L of Transamerica Occidental Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Occidental Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Equity Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Equity Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:
Dreyfus Variable Investments Fund:
Money Market Portfolio
Dreyfus Variable Investment Fund - Service Class:
Appreciation Portfolio
Quality Bond Portfolio
Developing Leaders Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Dreyfus Stock Index Fund
The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Investment Portfolio - Service Class
Core Value Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity

25

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2007.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

26

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$304,995,627	$161,225,441
Dreyfus Variable Investment Fund - Service Class:
Appreciation Portfolio
Initial	2,283,772	27,425,774
Service	2,143,073	6,570,525
Growth and Income Portfolio
Initial	5,440,953	15,213,588
Service	3,648,917	3,030,548
International Equity Portfolio
Initial	4,191,362	7,741,725
Service	3,120,882	1,393,523
International Value Portfolio
Initial	6,833,582	4,654,451
Service	5,312,325	2,325,009
Quality Bond Portfolio
Initial	8,780,992	9,086,521
Service	9,541,226	6,450,846
Developing Leaders Portfolio
Initial	8,544,674	17,647,993
Service	1,923,879	1,558,540

27

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Dreyfus Stock Index Fund
Initial	$3,340,385	$25,974,739
Service	2,938,078	6,861,666
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	235,744	8,162,969
Service	121,994	913,366
Dreyfus Investment Portfolio - Service Class
Core Value Portfolio
Initial	36,196,314	34,853,119
Service	43,357,866	43,582,122
MidCap Stock Portfolio
Initial	4,666,411	9,538,879
Service	4,031,498	3,534,590
Technology Growth Portfolio
Initial	758,852	6,771,958
Service	363,629	1,076,998
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	2,712,825	5,945,029

28

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount
Units outstanding at January 1, 2006	36,972,839	11,595,850	4,842,385	1,767,768
Units purchased	195,352	31,002	12,139	10,784
Units redeemed and transferred	(3,131,556)	(1,807,385)	(668,844)	(10,567)

Units outstanding at December 31, 2006	34,036,635	9,819,467	4,185,680	1,767,985
Units purchased	1,130,991	27,229	14,014	9,794
Units redeemed and transferred	99,661,264	(1,574,029)	(349,446)	25,119

Units outstanding at December 31, 2007	134,828,890	8,272,667	3,850,248	1,802,898

	International Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2006	2,180,375	11,241,563	2,299,895	8,447,454
Units purchased	11,932	13,789	6,958	11,011
Units redeemed and transferred	(104,934)	(1,683,526)	(341,059)	(903,090)

Units outstanding at December 31, 2006	2,087,373	9,571,826	1,965,794	7,555,375
Units purchased	6,589	40,019	4,050	12,185
Units redeemed and transferred	158,691	186,656	(311,116)	(926,985)

Units outstanding at December 31, 2007	2,252,653	9,798,501	1,658,728	6,640,575

29

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	The Dreyfus Socially Responsible Growth Subaccount	Core Value Subaccount	MidCap Stock Subaccount	Technology Growth Subaccount
Units outstanding at January 1, 2006	1,627,779	9,548,374	5,955,062	5,382,627
Units purchased	5,152	24,068	20,962	26,168
Units redeemed and transferred	(266,772)	(1,186,956)	(909,308)	(1,100,457)

Units outstanding at December 31, 2006	1,366,159	8,385,486	5,066,716	4,308,338
Units purchased	5,202	19,033	13,383	21,858
Units redeemed and transferred	(268,574)	(486,082)	(645,855)	(981,359)

Units outstanding at December 31, 2007	1,102,787	7,918,437	4,434,244	3,348,837

Transamerica Equity Subaccount
Units outstanding at January 1, 2006	1,864,747
Units purchased	4,661
Units redeemed and transferred	(270,196)

Units outstanding at December 31, 2006	1,599,212
Units purchased	3,393
Units redeemed and transferred	(258,641)

Units outstanding at December 31, 2007	1,343,964

30

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Money Market
	12/31/2007	134,828,890	$1.07	to	$1.02	$190,801,881	4.48%	1.30%	to	2.50%	3.52%	to	2.30%
	12/31/2006	34,036,635	1.04	to	0.99	46,929,901	4.49	1.30	to	2.50	3.25	to	2.05
	12/31/2005	36,972,839	1.00	to	0.97	49,503,250	2.64	1.30	to	2.50	1.34	to	0.16
	12/31/2004	41,354,208	0.99	to	0.97	54,722,937	0.78	1.30	to	2.50	(0.49)	to	(1.66)
	12/31/2003	54,783,965	0.99	to	0.99	72,857,154	0.71	1.30	to	2.50	(0.60)	to	(1.24)
Appreciation
	12/31/2007	8,272,667	1.28	to	1.42	128,954,545	1.57	1.30	to	2.50	5.47	to	4.23
	12/31/2006	9,819,467	1.22	to	1.37	150,813,963	1.56	1.30	to	2.50	14.72	to	13.38
	12/31/2005	11,595,850	1.06	to	1.21	164,605,094	0.01	1.30	to	2.50	2.78	to	1.59
	12/31/2004	13,305,817	1.03	to	1.19	195,377,207	1.51	1.30	to	2.50	3.45	to	2.23
	12/31/2003	15,134,033	1.00	to	1.16	222,272,378	1.33	1.30	to	2.50	19.28	to	16.08
Growth and Income
	12/31/2007	3,850,248	1.27	to	1.48	77,926,323	0.72	1.30	to	2.50	6.80	to	5.54
	12/31/2006	4,185,680	1.19	to	1.40	84,764,224	0.74	1.30	to	2.50	12.85	to	11.53
	12/31/2005	4,842,385	1.05	to	1.26	92,686,794	1.30	1.30	to	2.50	1.89	to	0.70
	12/31/2004	5,770,203	1.03	to	1.25	114,944,849	1.15	1.30	to	2.50	5.84	to	4.60
	12/31/2003	6,611,025	0.97	to	1.19	130,644,562	0.77	1.30	to	2.50	24.74	to	19.16
International Equity
	12/31/2007	1,802,898	2.19	to	2.51	39,787,358	1.56	1.30	to	2.50	15.33	to	13.98
	12/31/2006	1,767,985	1.90	to	2.20	36,245,631	0.77	1.30	to	2.50	21.48	to	20.06
	12/31/2005	1,767,768	1.56	to	1.83	32,467,532	0.38	1.30	to	2.50	12.99	to	11.67
	12/31/2004	1,873,770	1.38	to	1.64	31,509,311	3.88	1.30	to	2.50	22.60	to	21.16
	12/31/2003	2,297,479	1.13	to	1.35	28,823,706	4.68	1.30	to	2.50	40.74	to	35.50
Transamerica Equity
	12/31/2007	1,343,964	1.77	to	1.86	21,556,928	—	1.30	to	2.50	14.78	to	13.43
	12/31/2006	1,599,212	1.54	to	1.64	22,384,756	—	1.30	to	2.50	7.32	to	6.07
	12/31/2005	1,864,747	1.44	to	1.55	25,030,430	0.35	1.30	to	2.50	15.05	to	13.70
	12/31/2004	2,073,039	1.25	to	1.36	24,749,030	—	1.30	to	2.50	14.32	to	12.98
	12/31/2003	2,411,278	1.09	to	1.21	25,387,414	—	1.30	to	2.50	29.54	to	20.57

31

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
International Value
	12/31/2007	2,252,653	$1.74	to	$2.11	$29,006,528	1.40%	1.30%	to	2.50%	2.58%	to	1.38%
	12/31/2006	2,087,373	1.70	to	2.09	26,688,651	1.31	1.30	to	2.50	20.82	to	19.41
	12/31/2005	2,180,375	1.41	to	1.75	24,848,767	—	1.30	to	2.50	10.26	to	8.97
	12/31/2004	2,229,537	1.28	to	1.60	23,457,036	1.07	1.30	to	2.50	18.29	to	16.90
	12/31/2003	2,379,669	1.08	to	1.37	19,931,331	1.23	1.30	to	2.50	34.54	to	37.10
Quality Bond
	12/31/2007	9,798,501	1.16	to	1.03	72,891,024	4.74	1.30	to	2.50	1.97	to	0.77
	12/31/2006	9,571,826	1.14	to	1.02	71,205,552	4.50	1.30	to	2.50	2.57	to	1.37
	12/31/2005	11,241,563	1.11	to	1.00	86,347,661	3.54	1.30	to	2.50	0.95	to	(0.23)
	12/31/2004	12,962,478	1.10	to	1.01	105,333,092	3.94	1.30	to	2.50	1.72	to	0.53
	12/31/2003	14,716,227	1.08	to	1.00	125,575,056	3.82	1.30	to	2.50	3.44	to	0.14
Developing Leaders
	12/31/2007	1,658,728	0.99	to	1.24	49,055,771	0.77	1.30	to	2.50	(12.42)	to	(13.46)
	12/31/2006	1,965,794	1.13	to	1.43	73,315,708	0.39	1.30	to	2.50	2.20	to	1.00
	12/31/2005	2,299,895	1.11	to	1.41	87,691,437	—	1.30	to	2.50	4.21	to	2.99
	12/31/2004	2,578,914	1.06	to	1.37	106,648,703	0.17	1.30	to	2.50	9.62	to	8.33
	12/31/2003	2,937,185	0.97	to	1.27	115,395,672	0.03	1.30	to	2.50	29.67	to	26.70
Dreyfus Stock Index
	12/31/2007	6,640,575	1.35	to	1.52	119,814,220	1.62	1.30	to	2.50	3.64	to	2.42
	12/31/2006	7,555,375	1.31	to	1.48	141,272,894	1.56	1.30	to	2.50	13.73	to	12.40
	12/31/2005	8,447,454	1.15	to	1.32	150,849,886	1.53	1.30	to	2.50	3.10	to	1.89
	12/31/2004	9,466,329	1.11	to	1.30	178,883,663	1.68	1.30	to	2.50	8.93	to	7.65
	12/31/2003	9,734,374	1.02	to	1.20	186,918,220	1.42	1.30	to	2.50	26.41	to	20.38
Core Value
	12/31/2007	7,918,437	1.40	to	1.62	58,498,781	1.41	1.30	to	2.50	1.46	to	0.27
	12/31/2006	8,385,486	1.38	to	1.62	61,390,719	1.25	1.30	to	2.50	19.61	to	18.22
	12/31/2005	9,548,374	1.15	to	1.37	60,770,339	0.36	1.30	to	2.50	3.91	to	2.69
	12/31/2004	10,647,609	1.11	to	1.33	68,059,076	1.10	1.30	to	2.50	10.01	to	8.72
	12/31/2003	11,491,803	1.01	to	1.23	66,213,805	0.81	1.30	to	2.50	26.50	to	22.78

32

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
The Dreyfus Socially Responsible Growth
	12/31/2007	1,102,787	$1.14	to	$1.38	$25,106,854	0.53%	1.30%	to	2.50%	6.11%	to	4.86%
	12/31/2006	1,366,159	1.07	to	1.32	31,719,304	0.09	1.30	to	2.50	7.56	to	6.31
	12/31/2005	1,627,779	1.00	to	1.24	36,751,665	—	1.30	to	2.50	2.03	to	0.84
	12/31/2004	2,029,806	0.98	to	1.23	44,775,725	—	1.30	to	2.50	4.58	to	3.35
	12/31/2003	2,338,093	0.94	to	1.19	50,990,151	0.09	1.30	to	2.50	24.14	to	18.71
MidCap Stock
	12/31/2007	4,434,244	1.35	to	1.54	37,107,008	0.38	1.30	to	2.50	0.08	to	(1.10)
	12/31/2006	5,066,716	1.34	to	1.56	46,000,981	0.31	1.30	to	2.50	6.30	to	5.06
	12/31/2005	5,955,062	1.26	to	1.48	52,516,736	0.02	1.30	to	2.50	7.54	to	6.29
	12/31/2004	6,373,383	1.18	to	1.39	54,775,040	0.30	1.30	to	2.50	12.76	to	11.44
	12/31/2003	6,863,312	1.04	to	1.25	54,241,162	0.24	1.30	to	2.50	29.79	to	25.15
Technology Growth
	12/31/2007	3,348,837	1.23	to	1.49	22,527,521	—	1.30	to	2.50	12.96	to	11.63
	12/31/2006	4,308,338	1.09	to	1.33	25,966,156	—	1.30	to	2.50	2.70	to	1.50
	12/31/2005	5,382,627	1.06	to	1.31	31,366,285	—	1.30	to	2.50	2.16	to	0.96
	12/31/2004	6,797,980	1.04	to	1.30	39,613,367	—	1.30	to	2.50	(1.06)	to	(2.22)
	12/31/2003	7,737,027	1.05	to	1.33	46,312,105	—	1.30	to	2.50	48.68	to	33.01

33

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2002
1.45%	May 1, 2002
1.65%	November 11, 2002
1.70%	November 11, 2002
1.80%	November 11, 2002
1.85%	November 11, 2002
1.50%	May 1, 2003
1.90%	May 1, 2003
2.10%	May 1, 2003
2.30%	May 1, 2003
2.50%	May 1, 2003

34

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total return.

Subaccount	2007 Total Return Range
Appreciation	4.23%	to	5.65%
Growth and Income	5.54	to	9.79
International Equity	13.98	to	19.38
International Value	(0.39)	to	2.71
Quality Bond	0.77	to	6.11
Developing Leaders	(13.46)	to	(8.77)
Dreyfus Stock Index	2.42	to	7.78
The Dreyfus Socially Responsible Growth	4.86	to	7.81
Core Value	0.27	to	3.74
MidCap Stock	(1.10)	to	5.64
Technology Growth	11.63	to	25.39
Transamerica Equity	13.43	to	24.10

35

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2006 Total Return Range
Appreciation	13.38%	to	14.87%
Growth and Income	11.53	to	15.96
International Equity	20.06	to	25.68
International Value	17.27	to	20.91
Quality Bond	1.37	to	6.69
Developing Leaders	1.00	to	6.41
Dreyfus Stock Index	12.40	to	18.22
The Dreyfus Socially Responsible Growth	6.31	to	9.24
Core Value	18.22	to	22.24
MidCap Stock	5.06	to	12.16
Technology Growth	1.50	to	13.95
Transamerica Equity	6.07	to	15.98

36

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2005 Total Return Range
Appreciation	3.85%	to	6.64%
Growth and Income	5.33	to	10.10
International Equity	35.30	to	42.40
International Value	25.79	to	30.61
Quality Bond	0.30	to	6.13
Developing Leaders	11.57	to	18.18
Dreyfus Stock Index	9.69	to	16.00
The Dreyfus Socially Responsible Growth	4.21	to	7.67
Core Value	11.65	to	16.08
MidCap Stock	18.44	to	27.13
Technology Growth	(1.28)	to	11.43
Transamerica Equity	28.46	to	41.22

37

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
Appreciation	2.23%	to	3.59%
Growth and Income	4.60	to	8.64
International Equity	21.16	to	26.71
International Value	14.70	to	18.36
Quality Bond	0.53	to	5.70
Developing Leaders	8.33	to	14.02
Dreyfus Stock Index	7.65	to	13.12
The Dreyfus Socially Responsible Growth	3.35	to	6.10
Core Value	8.72	to	12.31
MidCap Stock	11.44	to	18.85
Technology Growth	(2.22)	to	9.67
Transamerica Equity	12.98	to	23.42

38

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2003 Total Return Range
Money Market	(1.24)%	to	(0.59)%
Appreciation	16.08	to	19.50
Growth and Income	19.16	to	24.82
International Equity	35.50	to	41.36
International Value	33.81	to	38.00
Quality Bond	0.14	to	5.03
Developing Leaders	26.70	to	33.02
Dreyfus Stock Index	20.38	to	26.59
The Dreyfus Socially Responsible Growth	18.71	to	24.27
Core Value	22.78	to	26.65
MidCap Stock	25.15	to	33.16
Technology Growth	33.01	to	48.88
Transamerica Equity	20.57	to	31.39

39

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 2.35%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis, which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly form the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $35 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

40

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Parts A and B of this Registration Statement.

(b) Exhibits

(1)		Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company (“Transamerica”) authorizing establishment of the Separate Account. (1)

(2)		Not Applicable

(3)	(a)	Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

	(b)	Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

	(c)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

	(d)	Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

	(e)	Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

	(f)	Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

	(g)	Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

	(h)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

	(i)	Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

	(j)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

	(k)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica LifeInsurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation,and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

	(l)	Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica SecuritiesSales Corporation. (10)

	(m)	Principal Underwriting Agreement by and between Transamerica Occidental Life Insurance Company, on its own behalf and on the behalf of Mutual Fund Account, and AFSG Securities Corporation. (18)

	(n)	Form of Amendment to Principal Underwriting Agreement. (25)

	(o)	Form of Amendment No. 4 and Novation to the Principal Underwriting Agreement. Note 34.

	(p)	Form of Life Insurance Company Product Sales Agreement. Note 35.

(4)		Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

	(a)	Contract form and Endorsements. (5)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
		(ii)	Form of Automatic Payout Option Endorsement to Group Contract. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
		(v)	Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
		(vi)	Form of Fixed Account Rider to Group Contract. (7)
		(vii)	Form of Tax Relief Rider. (21)

	(b)	Certificate of Participation Form and Endorsements. (5)
		(i)	Form of Certificate of Participation. (5)
		(ii)	Form of IRA Endorsement to Certificate. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
		(v)	Form of Automatic Payout Option Endorsement to Certificate. (5)
		(vi)	Form of Benefit Distribution Endorsement to Certificate. (5)
		(vii)	Form of Death Benefit Endorsement to Group Contract. (14)
		(viii)	Form of Individual Purchase Payment Endorsement. (14)
		(ix)	Form of Guaranteed Minimum Income Builder Rider. (14)
		(x)	Form of Tax Relief Rider. (21)

	(c)	Individual Contract Form and Endorsements. (6)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
		(ii)	Form of IRA Endorsement to Individual Contract. (6)
		(iii)	Form of Benefit Distribution Endorsement. (6)
		(iv)	Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
		(v)	Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
		(vi)	Form of Automatic Payout Option Endorsement to Individual Contract. (6)
		(vii)	Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
		(viii)	Form of Fixed Account Rider to Individual Contract. (7)
		(x)	Form of Death Benefit Endorsement. (14)
		(xi)	Form of Initial Purchase Payment Endorsement. (14)
		(xii)	Form of Guaranteed Minimum Income Benefit Rider. (14)
		(xiii)	Form of Tax Relief Rider. (21)

	(d)	Form of Individual Contract and Endorsements. (26)

	(d)(1)	Form of Liquidity Rider. (26)

	(d)(2)	Form of Premium Enhancement Rider. (27)

	(d)(3)	Form of Tax Relief II Rider (28)

	(d)(4)	Form of GMIB II Rider (28)

(5)	(a)	Form of Application for and Acceptance of Group Annuity Contract. (5)

	(b)	Form of Application for Enrollment under Group Annuity Contract. (5)

	(c)	Form of Application for Individual Annuity Contract. (6)

	(d)	Form of Application for Individual Contract. (26)

	(e)	Form of Application (28)

(6)	(a)		Restated Articles of Incorporation of Transamerica. (1)

	(a)	(1)	Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

	(b)		Restated By-Laws of Transamerica. (1)

	(b)	(1)	Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)

(7)			Not Applicable.

(8)	(a)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (4)

	(b)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

	(c)		Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

	(d)		Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

	(e)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

	(f)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

	(g)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)

	(g)	(1)	Fund Participation Agreement (Dreyfus). (19)

		(2)	Amendment to Fund Participation Agreement. (19)

	(h)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

	(i)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)

	(j)		Form of Participation Agreement (Transamerica). (20)

(8)	(k)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance co. of Ohio, and PFL Life Insurance Company. Note 22

(8)	(k)	(1)	Amendment No. 16 to Participation Agreement among WRL Series fund, Inc., PFL Life Insurance company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 23

(8)	(k)	(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

(8)	(k)	(3)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 26

	(k)	(4)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 30

	(k)	(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 31

(9)	(a)		Opinion and Consent of Counsel. (36)

	(b)		Consent of Counsel. (36)

(10)	(a)		Consent of Independent Registered Public Accounting Firm. (36)

	(b)		Opinion and Consent of Actuary. (33)

(11)			No financial statements are omitted from item 23.

(12)			Not applicable.

(13)	Performance Data Calculations. (33)
(14)	Not applicable.
(15)	Powers of Attorney. (36)

Robert J. Kontz (32)
Frank Beardsley (12)	Richard N. Latzer (15)
Thomas J. Cusak (11)	Karen MacDonald (15)
James W. Dederer (15)	Gary U. Rolle’ (15)
Paul E. Rutledge III (15)	T. Desmond Sugrue (11)
George A. Foegele (15)	Nooruddin S. Veerjee (15)
David E. Gooding (15)	Robert A. Watson (11)
Edgar H. Grubb (11)	Frank C. Herringer (11)
Patrick S. Baird (15)	Brenda K. Clancy (15)
Douglas C. Kolsrud (15)	Craig D. Vermie (15)
Ron F. Wagley (17)	Bruce Clark (17)
Christopher H. Garrett (26)	Diane Meiners (26)
Ron F. Wagley (34)	Brenda K. Clancy (34)
Diane Meiners (34)	Craig D. Vermie (34)
Darryl D. Button (34)	Eric J. Martin (34)
John R. Hunter (34)	Kenneth Kilbane (36)
James Martin Flewellen (36)

(1)	Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).
(2)	Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1990).
(3)	Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1991).
(4)	Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).
(5)	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).
(6)	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).
(7)	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).
(8)	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).
(9)	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).
(10)	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).
(11)	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).
(12)	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).
(13)	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14)	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).
(15)	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)
(16)	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)
(17)	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement file No. 33-49998 (April 27, 2001)
(18)	Incorporated by reference to the Initial Filing of Form S-6 Registration Statement (File No. 333-91851) filed on November 30, 1999.
(19)	Incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.
(20)	Incorporated by reference to Post-Effective Amendment No. 26 to N-4 Registration Statement (file No. 33-33085) filed on October 2, 2001.
(21)	Filed with Post-Effective Amendment No. 18 to this Form N-4 Registration Statement (File No. 33-49998) filed on January 18, 2002.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
(23)	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.
(25)	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-49998) filed on April 29, 2002.
(26)	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 33-49998) on September 5, 2002.
(27)	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-49998) on February 26, 2003.
(28)	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-49998) on April 29, 2003.
(29)	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-49998) on April 30, 2004.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
(31)	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-49998) on April 29, 2005.
(32)	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
(33)	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-49998) on April 28, 2006.
(34)	Filed with Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-49998) on April 30, 2008.
(35)	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.
(36)	Filed herewith.

Item 25.    List of Directors and Officers of the Depositor

Name	Principal Positions and Offices with Depositor

Kenneth Kilbane	Director and Chairman of the Board

Brenda K. Clancy	Director, Executive Vice President, and Chief Operating Officer

Craig D. Vermie	Director, Senior Vice President, Secretary and Counsel

Darryl D. Button	Director, Chief Financial Officer and Senior Vice President

Eric J. Martin	Corporate Controller and Vice President

John R. Hunter	Director and CFO - Financial Partners

James Martin Flewellen	President

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.	Number of Contract Owners

As of February 29, 2008, there were 14,393 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$279,264	0	0	0
Transamerica Capital, Inc.	$394,681	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Manager Regulatory Filing Unit Transamerica or the Service Office at their administrative offices.

Item 31.    Management Services

All management contracts are discussed in Parts A or B.

Items 32.    Undertakings

(a)    Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)    Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 25 day of April, 2008.

SEPARATE ACCOUNT VA-2L TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (DEPOSITOR)

*
James Martin Flewellen President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* Kenneth Kilbane	Director and Chairman of the Board	____________, 2008

* John R. Hunter	Director and CFO – Financial Partners	____________, 2008

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operating Officer	____________, 2008

* M. Craig Fowler	Vice President and Treasurer	____________, 2008

* Craig D. Vermie	Director, Senior Vice President, Secretary, and Counsel	____________, 2008

* Darryl D. Button	Director, Chief Financial Officer and Senior Vice President	____________, 2008

* Eric J. Martin	Corporate Controller and Vice President	____________, 2008

/s/ Darin D. Smith *By: Darin D. Smith	Vice President General Counsel and Assistant Secretary	April 25, 2008

*By:	Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-49998

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(15)	Powers of Attorney (Kilbane) (Flewellen)

*	Page numbers included only in manually executed original.